Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	AMDOCS LTD
Entity Central Index Key	0001062579
Document Type	20-F
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	162,454,100

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Cash and cash equivalents	$ 879,158	$ 831,371
Short-term interest-bearing investments	239,019	342,099
Accounts receivable, net	687,223	565,853
Deferred income taxes and taxes receivable	109,282	112,656
Prepaid expenses and other current assets	126,388	127,341
Total current assets	2,041,070	1,979,320
Equipment and leasehold improvements, net	277,907	258,402
Deferred income taxes	127,266	123,171
Goodwill	1,741,786	1,739,732
Intangible assets, net	141,278	193,422
Other noncurrent assets	315,916	342,525
Total assets	4,645,223	4,636,572
Current liabilities:
Accounts payable	167,630	126,977
Accrued expenses and other current liabilities	306,892	255,212
Accrued personnel costs	216,301	212,414
Short-term financing arrangements	200,000	250,000
Deferred revenue	145,184	151,423
Deferred income taxes and taxes payable	29,551	15,180
Total current liabilities	1,065,558	1,011,206
Deferred income taxes and taxes payable	301,795	310,045
Other noncurrent liabilities	244,668	292,020
Total liabilities	1,612,021	1,613,271
Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; GBP 0.01 par value; 0 shares issued and outstanding
Ordinary Shares - Authorized 700,000 shares; GBP 0.01 par value; 251,690 and 247,640 issued and 162,454 and 174,692 outstanding, in 2012 and 2011, respectively	4,077	4,013
Additional paid-in capital	2,625,250	2,495,211
Treasury stock, at cost - 89,236 and 72,948 ordinary shares in 2012 and 2011, respectively	(2,418,010)	(1,933,402)
Accumulated other comprehensive (loss) income	(25,501)	(19,656)
Retained earnings	2,847,386	2,477,135
Total shareholders' equity	3,033,202	3,023,301
Total liabilities and shareholders' equity	$ 4,645,223	$ 4,636,572

Consolidated Balance Sheets (Parenthetical) (GBP £) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets [Abstract]
Preferred Shares, par value	£ 0.01	£ 0.01
Preferred Shares, authorized	25,000	25,000
Preferred Shares, issued	0	0
Preferred Shares, outstanding	0	0
Ordinary Shares, par value	£ 0.01	£ 0.01
Ordinary Shares, authorized	700,000	700,000
Ordinary Shares, issued	251,690	247,640
Ordinary Shares, outstanding	162,454	174,692
Treasury stock, at cost, ordinary shares	89,236	72,948

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenue:
License	$ 120,443	$ 119,237	$ 100,967
Service	3,126,460	3,058,491	2,883,256
License and Services Revenue	3,246,903	3,177,728	2,984,223
Operating expenses:
Cost of license	3,523	2,627	2,021
Cost of service	2,081,945	2,066,740	1,903,645
Research and development	242,063	221,886	207,836
Selling, general and administrative	424,671	409,465	373,585
Amortization of purchased intangible assets and other	52,229	72,646	86,703
Total operating expenses	2,804,431	2,773,364	2,573,790
Operating income	442,472	404,364	410,433
Interest and other expense, net	948	8,657	25,135
Income before income taxes	441,524	395,707	385,298
Income taxes	50,153	49,042	41,392
Net income	$ 391,371	$ 346,665	$ 343,906
Basic earnings per share	$ 2.33	$ 1.87	$ 1.7
Diluted earnings per share	$ 2.31	$ 1.86	$ 1.69
Basic weighted average number of shares outstanding	168,275	185,213	202,584
Diluted weighted average number of shares outstanding	169,437	186,559	204,076
Cash dividends declared per ordinary share	$ 0.13

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive (Loss) Income	Retained Earnings
Beginning balance at Sep. 30, 2009	$ 3,213,053	$ 3,930	$ 2,334,090	$ (919,874)	$ 8,343	$ 1,786,564
Beginning balance, Shares at Sep. 30, 2009		205,079
Comprehensive income:
Net income	343,906					343,906
Unrealized loss on foreign currency hedging contracts, net of $(1,537), $(1,589) and $(2,489) tax for the periods 2010, 2011 and 2012, respectively	(6,934)				(6,934)
Unrealized gain (loss) on short-term interest-bearing investments, net of $129, $(24) and $40 tax for the periods 2010, 2011 and 2012, respectively	5,150				5,150
Unrealized (loss) on defined benefit plan, net of $(2,011), $(145) and $(1,598) tax for the periods 2010, 2011 and 2012, respectively	(4,607)				(4,607)
Comprehensive income	337,515
Employee stock options exercised	23,635	17	23,618
Employee stock options exercised, Shares		1,097
Repurchase of shares	(389,287)			(389,287)
Repurchase of shares, Shares		(13,695)
Issuance of restricted stock, net of forfeitures	9	9
Issuance of restricted stock, net of forfeitures, Shares		568
Equity-based compensation expense related to employees	44,455		44,455
Ending balance at Sep. 30, 2010	3,229,380	3,956	2,402,163	(1,309,161)	1,952	2,130,470
Ending balance, Shares at Sep. 30, 2010		193,049
Comprehensive income:
Net income	346,665					346,665
Unrealized loss on foreign currency hedging contracts, net of $(1,537), $(1,589) and $(2,489) tax for the periods 2010, 2011 and 2012, respectively	(20,439)				(20,439)
Unrealized gain (loss) on short-term interest-bearing investments, net of $129, $(24) and $40 tax for the periods 2010, 2011 and 2012, respectively	(756)				(756)
Unrealized (loss) on defined benefit plan, net of $(2,011), $(145) and $(1,598) tax for the periods 2010, 2011 and 2012, respectively	(413)				(413)
Comprehensive income	325,057
Employee stock options exercised	56,459	42	56,417
Employee stock options exercised, Shares		2,590
Repurchase of shares	(624,241)			(624,241)
Repurchase of shares, Shares		(21,866)
Issuance of restricted stock, net of forfeitures	15	15
Issuance of restricted stock, net of forfeitures, Shares		919
Equity-based compensation expense related to employees	36,631		36,631
Ending balance at Sep. 30, 2011	3,023,301	4,013	2,495,211	(1,933,402)	(19,656)	2,477,135
Ending balance, Shares at Sep. 30, 2011	174,692	174,692
Comprehensive income:
Net income	391,371					391,371
Unrealized loss on foreign currency hedging contracts, net of $(1,537), $(1,589) and $(2,489) tax for the periods 2010, 2011 and 2012, respectively	(3,505)				(3,505)
Unrealized gain (loss) on short-term interest-bearing investments, net of $129, $(24) and $40 tax for the periods 2010, 2011 and 2012, respectively	2,077				2,077
Unrealized (loss) on defined benefit plan, net of $(2,011), $(145) and $(1,598) tax for the periods 2010, 2011 and 2012, respectively	(4,417)				(4,417)
Comprehensive income	385,526
Employee stock options exercised	86,666	56	86,610
Employee stock options exercised, Shares	3,585	3,585
Repurchase of shares	(484,608)			(484,608)
Repurchase of shares, Shares		(16,288)
Cash dividends declared	(21,120)					(21,120)
Issuance of restricted stock, net of forfeitures	8	8
Issuance of restricted stock, net of forfeitures, Shares		465
Equity-based compensation expense related to employees	43,429		43,429
Ending balance at Sep. 30, 2012	$ 3,033,202	$ 4,077	$ 2,625,250	$ (2,418,010)	$ (25,501)	$ 2,847,386
Ending balance, Shares at Sep. 30, 2012	162,454	162,454

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 Accumulated Other Comprehensive (Loss) Income	Sep. 30, 2011 Accumulated Other Comprehensive (Loss) Income	Sep. 30, 2010 Accumulated Other Comprehensive (Loss) Income	Sep. 30, 2012 Retained Earnings
Comprehensive income:
Tax effect on unrealized loss on foreign currency hedging contracts	$ (2,489)	$ (1,589)	$ (1,537)
Tax effect on unrealized gain (loss) on short-term interest-bearing investments	40	(24)	129
Tax effect on unrealized loss on defined benefit plan assets	(1,598)	(145)	(2,011)
Unrealized (loss) gain on derivatives, net of tax	(17,942)	(14,437)	6,002
Unrealized gain (loss) on short-term interest-bearing investments, net of tax	54	(2,023)	(1,267)
Unrealized (loss) on defined benefit plan, net of tax	$ (7,613)	$ (3,196)	$ (2,783)
Cash dividends declared per ordinary share				$ 0.13

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash Flow from Operating Activities:
Net income	$ 391,371	$ 346,665	$ 343,906
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	159,614	181,477	195,940
Loss from divestiture of a subsidiary			23,399
Equity-based compensation expense	43,429	36,631	44,455
Deferred income taxes	(4,857)	1,252	(19,137)
Excess tax benefit from equity-based compensation	(181)	(178)	(126)
Gain on sale of investments	(9,172)
Loss (gain) from short-term interest-bearing investments	3,041	1,386	(1,284)
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net	(106,551)	38,062	(131,387)
Prepaid expenses and other current assets	1,601	(10,741)	9,009
Other noncurrent assets	19,734	(15,807)	(35,948)
Accounts payable, accrued expenses and accrued personnel	60,200	(46,976)	187,652
Deferred revenue	(55,811)	(34,444)	33,927
Income taxes payable, net	14,305	27,289	20,272
Other noncurrent liabilities	(2,654)	10,876	14,520
Net cash provided by operating activities	514,069	535,492	685,198
Cash Flow from Investing Activities:
Payments for purchase of equipment and leasehold improvements, net	(122,053)	(109,779)	(86,945)
Proceeds from sale of short-term interest-bearing investments	440,145	591,147	1,503,231
Purchase of short-term interest-bearing investments	(337,989)	(521,999)	(1,449,494)
Net cash paid for acquisitions		(162,964)	(200,307)
Net cash received from divestiture of a subsidiary			20,275
Cash received from sale of investments	11,172
Other	(8,564)	(18,076)	1,734
Net cash used in investing activities	(17,289)	(221,671)	(211,506)
Cash Flow from Financing Activities:
Borrowings under financing arrangements	200,000	250,000	200,000
Payments under financing arrangements	(250,000)	(200,000)
Repurchase of shares	(484,608)	(624,241)	(389,287)
Proceeds from employee stock options exercised	86,674	56,474	23,644
Payments under capital lease, short-term financing arrangements and other	(1,059)	(878)	(616)
Net cash used in financing activities	(448,993)	(518,645)	(166,259)
Net increase (decrease) in cash and cash equivalents	47,787	(204,824)	307,433
Cash and cash equivalents at beginning of year	831,371	1,036,195	728,762
Cash and cash equivalents at end of year	879,158	831,371	1,036,195
Cash paid for:
Income taxes, net of refunds	36,909	19,611	46,448
Interest	$ 408	$ 433	$ 2,846

Nature of Entity	12 Months Ended
Sep. 30, 2012
Nature of Entity [Abstract]
Nature of Entity

Note 1 — Nature of Entity

Amdocs Limited (the “Company”) is a leading provider of software and services for communications, media and entertainment industry service providers. The Company and its subsidiaries operate in one segment, providing integrated products and services. The Company designs, develops, markets, supports, implements and operates customer experience systems primarily for leading wireless, wireline, cable and satellite service providers throughout the world. Amdocs also offers a full range of advertising and media solutions for local marketing service providers and search and directory publishers.

The Company is a Guernsey corporation, which directly or indirectly holds numerous wholly-owned subsidiaries around the world. The majority of the Company’s customers are in North America, Europe, Latin America and the Asia-Pacific region. The Company’s main development facilities are located in Brazil, Canada, Cyprus, India, Ireland, Israel and the United States.

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP.

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

From time to time, certain immaterial amounts in prior years’ financial statements may be reclassified to conform to the current year’s presentation.

Functional Currency

The Company manages its foreign subsidiaries as integral direct components of its operations. The operations of the Company’s foreign subsidiaries provide the same type of services with the same type of expenditures throughout the Amdocs group. The Company has determined that its functional currency is the U.S. dollar. The Company periodically assesses the applicability of the U.S. dollar as the Company’s functional currency by reviewing the salient indicators as indicated in the authoritative guidance for foreign currency matters.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and interest-bearing investments with insignificant interest rate risk and maturities from acquisition date of 90 days or less.

Investments

The Company classifies all of its short-term interest-bearing investments as available-for-sale securities. Such short-term interest-bearing investments consist primarily of money market funds, U.S. government treasuries, corporate bonds, government guaranteed debt and U.S. agency securities, which are stated at market value. Unrealized gains and losses are comprised of the difference between market value and amortized costs of such securities and are reflected, net of tax, as “accumulated other comprehensive (loss) income” in shareholders’ equity. Realized gains and losses on short-term interest-bearing investments are included in earnings and are derived using the first in first out (FIFO) method for determining the cost of securities. The Company recognizes an impairment charge in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while other declines in fair value related to other factors are recognized in other comprehensive (loss) income. The Company uses a discounted cash flow analysis to determine the portion of the impairment that relates to the credit losses. To the extent that the net present value of the projected cash flows is less than the amortized cost of the security, the difference is considered credit loss.

Equipment and Leasehold Improvements

Equipment and leasehold improvements are stated at cost. Assets under capital leases are recorded at the present value of the future minimum lease payments at the date of acquisition. Depreciation is computed using the straight-line method over the estimated useful life of the asset, which primarily ranges from three to ten years and includes the amortization of assets under capitalized leases. Leasehold improvements are amortized over the shorter of the estimated useful lives or the term of the related lease.

The Company capitalizes certain expenditures for software that is internally developed for use in the business, which is classified as computer equipment. Amortization of internal use software begins when the software is ready for service and continues on the straight-line method over the estimated useful life.

Goodwill, Intangible Assets and Long-Lived Assets

Goodwill and intangible assets deemed to have indefinite lives are subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The goodwill impairment test involves a two-step process. The first step, identifying a potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Any excess of the reporting unit goodwill carrying value over the respective implied fair value is recognized as an impairment loss.

The total purchase price of business acquisitions accounted for using the purchase method is allocated first to identifiable assets and liabilities based on estimated fair values. The excess of the purchase price over the fair value of net assets of purchased businesses is recorded as goodwill.

Other definite-life intangible assets consist primarily of core technology, customer arrangements and trademarks. Core technology and trademarks acquired by the Company are amortized over their estimated useful lives on a straight-line basis.

Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy generally results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other acquired customer arrangements are amortized over their estimated useful lives on a straight-line basis.

The Company tests long-lived assets, including definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability of long-lived assets is based on an estimate of the undiscounted future cash flows resulting from the use of the cash generating unit and its eventual disposition. Measurement of an impairment loss for long-lived assets, including definite life intangible assets that management expects to hold and use is based on the fair value of the cash generating unit. Long-lived assets, including definite life intangible assets, to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.

Comprehensive Income

Comprehensive income, net of related taxes where applicable, includes, in addition to net income:

(i) unrealized gains and losses on available-for-sale securities;

(ii) unrealized gains and losses in respect of derivative instruments designated as a cash flow hedge; and

(iii) unrealized gains and losses on defined benefit plans.

Treasury Stock

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

Dividends

The Company has historically not paid dividends to shareholders and it did not pay dividends during fiscal 2012. On July 31, 2012, the Company’s shareholders approved the institution of a quarterly cash dividend program at the rate of $0.13 per share. On August 1, 2012, the Company’s board of directors authorized the first quarterly cash dividend payment, in the aggregate amount of $21,120, which was paid on October 19, 2012. On November 6, 2012, the Company’s board of directors approved another dividend payment, at the rate of $0.13 per share, and set December 31, 2012, as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 18, 2013.

Income Taxes

The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. Deferred taxes are computed based on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided for deferred tax assets if it is more likely than not, the Company will not be able to realize their benefit.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting, and also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

The Company recognizes the tax benefit from an uncertain tax position only if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The tax benefits recognized in the financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company will classify the liability for unrecognized tax benefits as current to the extent that the Company anticipates payment of cash within one year. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes. Please see Note 11 to the consolidated financial statements.

Revenue Recognition

Revenue is recognized only when all of the following conditions have been met: (i) there is persuasive evidence of an arrangement; (ii) delivery has occurred; (iii) the fee is fixed or determinable; and (iv) collectibility of the fee is reasonably assured. The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with a broad range of services, which normally include significant customization, modification, implementation and integration. Those services are deemed essential to the software. As a result, combined license and service revenue is generally recognized over the course of these long-term projects, using the percentage of completion method of accounting. When total cost estimates for these types of arrangements exceed revenues in a fixed-price arrangement, the estimated losses are recognized immediately based upon the cost applicable to the delivering unit.

Initial license fee for software revenue is recognized as work is performed, under the percentage of completion method of accounting. Subsequent license fee revenue is recognized upon completion of specified conditions in each contract, based on a customer’s subscriber level or transaction volume or other measurements when greater than the level specified in the contract for the initial license fee.

Service revenue that involves significant ongoing obligations, including fees for software customization, modification, implementation and integration as part of a long-term contract, is recognized as work is performed, under the percentage of completion method of accounting. Revenue from software solutions that do not require significant customization, implementation and modification is recognized upon delivery. Service revenue that does not involve significant ongoing obligations is recognized as services are rendered.

Fees are generally considered fixed and determinable unless a significant portion (more than 10%) of the license and related service fee is due more than 12 months after delivery, in which case license and related services fees are recognized when payments are due.

In managed services contracts and in other long term contracts, revenue from the operation of a customer’s system is recognized either as services are performed based on time elapsed, output produced or volume of data processed, depending on the specific contract terms of the managed services arrangement. Typically, managed services contracts are long term in duration and are not subject to seasonality. Revenue from ongoing support services is recognized as work is performed.

Revenue from third-party hardware sales is recognized upon delivery and installation, and revenue from third-party software sales is recognized upon delivery. Revenue from third-party hardware and software sales is recorded at gross amount for transactions in which the Company is the primary obligor under the arrangement as well as, in some cases, possesses other attributes such as pricing and supplier selection latitude. In specific circumstances where the Company does not meet the above criteria, particularly when the contract stipulates that the Company is not the primary obligor, the Company recognizes revenue on a net basis. Revenue from third-party sales is included in service revenue and was less than 10% of total revenue in each of fiscal 2012, 2011 and 2010. In certain arrangements, the Company may earn revenue from other third-party services which is recorded at a gross amount as the Company is the primary obligor under the arrangement.

Maintenance revenue is recognized ratably over the term of the maintenance agreement, which in most cases is one year.

As a result of a significant portion of the Company’s revenue being subject to the percentage of completion accounting method, the Company’s annual and quarterly operating results may be significantly affected by the size and timing of customer projects and the Company’s progress in completing such projects.

Many of the Company’s agreements include multiple deliverables. The Company’s multiple element arrangements are comprised of a variety of different combinations of the deliverables mentioned above. For multiple element arrangements within the scope of software revenue recognition guidance, the Company allocates revenue to each element based upon its relative fair value as determined by Vendor Specific Objective Evidence (“VSOE”). In the absence of fair value for a delivered element the Company uses the residual method. The residual method requires that the Company first allocate revenue to the fair value of the undelivered elements and residual revenue to delivered elements. If VSOE of any undelivered items does not exist, revenue from the entire arrangement is deferred and recognized at the earlier of (i) delivery of those elements for which VSOE does not exist or (ii) when VSOE can be established. However, in limited cases where maintenance is the only undelivered element without VSOE, the entire arrangement fee is recognized ratably upon commencement of the maintenance services. The residual method is used mainly in multiple element arrangements that include license for the sale of software solutions that do not require significant customization, modification, implementation and integration and maintenance to determine the appropriate value for the license component. Beginning October 1, 2009, the Company adopted the new authoritative guidance for revenue arrangements with multiple deliverables that are outside the scope of the software revenue recognition guidance. Under this guidance the Company allocates revenue to each element based upon the relative fair value. Fair value would be allocated by using a hierarchy of 1) VSOE, 2) third-party evidence of selling price for that element, or 3) estimated selling price, or ESP, for individual elements of an arrangement when VSOE or third-party evidence of selling price is unavailable. This results in the elimination of the residual method of allocating revenue consideration. The Company determines ESP for the purposes of allocating the consideration to individual elements of an arrangement by considering several external and internal factors including, but not limited to, pricing practices, margin objectives, geographies in which the Company offers its services and internal costs. The determination of ESP is judgmental and is made through consultation with and approval by management.

In circumstances where the Company enters into a contract with a customer for the provision of managed services for a defined period of time, the Company defers certain direct costs incurred at the inception of the contract. These costs include time and expense incurred in association with the origination of a contract. In addition, if the revenue for a delivered item is not recognized because it is not separable from the undelivered item, then the Company also defers the cost of the delivered item. The deferred costs are amortized on a straight-line basis over the managed services period, or over the recognition period of the undelivered item. Revenue associated with these capitalized costs is deferred and is recognized over the same period.

Deferred revenue represents billings to customers for licenses and services for which revenue has not been recognized. Deferred revenue that is expected to be recognized beyond the next 12 months is considered long-term deferred revenue. Unbilled accounts receivable include all revenue amounts that had not been billed as of the balance sheet date due to contractual or other arrangements with customers. Unbilled accounts receivable that are expected to be billed beyond the next 12 months are considered long-term unbilled receivables. Allowances that are netted against accounts receivable represent amounts provided for accounts for which their collectibility is not probable.

Cost of License and Cost of Service

Cost of license and cost of service consist of all costs associated with providing software licenses and services to customers, including identified losses on contracts and warranty expense. Estimated losses on contracts accounted for using the percentage of completion method of accounting are recognized in the period in which the loss is identified. Estimated costs related to warranty obligations are initially provided at the time the product is delivered and are revised to reflect subsequent changes in circumstances and estimates. Cost of license includes license fees and royalty payments to software suppliers.

Cost of service also includes costs of third-party products associated with reselling third-party computer hardware and software products to customers, when revenue from third-party products is recorded at the gross amount. Customers purchasing third-party products from the Company generally do so in conjunction with the purchase of the Company’s software and services.

Research and Development

Research and development expenditures consist of costs incurred in the development of new software modules and product offerings, either as part of the Company’s internal product development programs, which are sold, leased or otherwise marketed. Research and development costs are expensed as incurred.

Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design or, in the absence thereof, completion of a working model. Costs incurred by the Company after achieving technological feasibility and before the product is ready for customer release have been insignificant.

Equity-Based Compensation

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values. The Company estimates the fair value of employee stock options at the date of grant using a Black-Scholes valuation model and values restricted stock based on the market value of the underlying shares at the date of grant. The Company recognizes compensation costs using the graded vesting attribution method that results in an accelerated recognition of compensation costs in comparison to the straight-line method.

The Company uses a combination of implied volatility of the Company’s traded options and historical stock price volatility (“blended volatility”) as the expected volatility assumption required in the Black-Scholes option valuation model. As equity-based compensation expense recognized in the Company’s consolidated statements of income is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term interest-bearing investments, and trade receivables. Cash and cash equivalents are maintained with several financial institutions. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. The Company seeks to mitigate its credit risks by spreading such risks across multiple financial institutions and monitoring the risk profiles of these counterparties. The Company has conservative investment policy guidelines under which it invests its excess cash primarily in highly liquid U.S. dollar-denominated securities. The Company’s revenue is generated primarily in North America. To a lesser extent, revenue is generated in Europe, the Asia-Pacific region and Latin America. Most of the Company’s customers are among the largest communications and directory publishing companies in the world (or are owned by them). The Company’s business is subject to the effects of general global economic conditions and market conditions in the communications industry. The Company performs ongoing credit analyses of its customer base and generally does not require collateral.

The Company evaluates accounts receivable to determine if they will ultimately be collected. Significant judgments and estimates are involved in performing this evaluation, which are based on factors that may affect a customer’s ability to pay, such as past experience, credit quality of the customer, age of the receivable balance and current economic conditions. The allowance for doubtful accounts is for estimated losses resulting from accounts receivable for which their collection is not reasonably probable. As of September 30, 2012, the Company had two customers, including their subsidiaries, with accounts receivable balances of 10% or more of total accounts receivable, aggregating 28.0%, which was lower than their respective portion of total revenue. As of September 30, 2011, the Company had two customers, including their subsidiaries, with accounts receivable balances of 10% or more of total accounts receivable, aggregating 35.3%, which was lower than their respective portion of total revenue.

Earnings per Share

Basic earnings per share is calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares outstanding, the effect of dilutive outstanding equity-based awards using the treasury stock method and the effect of dilutive outstanding convertible notes using the if-converted method.

Derivatives and Hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive (loss) income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a cash flow hedge is recognized in earnings. If a derivative does not meet the definition of a cash flow hedge, the changes in the fair value are included in earnings.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board, or FASB, issued a revised accounting standard update intended to simplify how an entity tests goodwill for impairment. The amendment will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity no longer will be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This accounting standard update became effective for the Company beginning October 1, 2012. The Company does not expect the adoption of this new guidance will have a material impact on its financial statements.

In June 2011, the FASB issued guidance to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements, thus eliminating the option to present the components of other comprehensive income as part of the statement of equity. In addition, the guidance requires that the reclassification adjustments for items that are reclassified from other comprehensive income to net income be presented on the face of the financial statements, however, in December 2011, the FASB indefinitely deferred the requirements related to the presentation of reclassification adjustments. The guidance became effective for the Company beginning October 1, 2012, and will only result in changes in the Company’s financial statements presentation.

Adoption of New Accounting Standards

In May 2011, the FASB issued guidance to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements under U.S. GAAP and International Financial Reporting Standards are similar. This guidance was effective for the Company beginning January 1, 2012. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The adoption of this new guidance did not have a material impact on the Company’s financial statements.

Acquisitions	12 Months Ended
Sep. 30, 2012
Acquisitions [Abstract]
Acquisitions

Note 3 — Acquisitions

The Company acquired several entities during fiscal 2011 and 2010. The entities have been consolidated into the Company’s results of operations since their respective acquisition dates. These acquisitions, individually and in the aggregate, were not material in any fiscal year.

Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 4 — Fair Value Measurements

The Company accounts for certain assets and liabilities at fair value. Fair value is the price that would be received from selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1:    Quoted prices in active markets for identical assets or liabilities;

Level 2:    Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets), or other inputs that are observable (model-derived valuations in which significant inputs are observable) or can be derived principally from, or corroborated by, observable market data; and

Level 3:    Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2012 and 2011:

	As of September 30, 2012
	Level 1	Level 2	Total
Available-for-sale securities:
Money market funds	$485,012	$—	$485,012
U.S. government treasuries	93,387	—	93,387
Corporate bonds	—	60,923	60,923
Government guaranteed debt	—	32,689	32,689
U.S. agency securities	—	27,756	27,756
Supranational and sovereign debt	—	11,644	11,644
Mortgages (including agencies and corporate)	—	5,134	5,134
Asset backed obligations	—	3,417	3,417
Commercial paper and certificates of deposit	6,155	1,501	7,656

Total available-for-sale securities	584,554	143,064	727,618

Derivative financial instruments, net	—	(23,928)	(23,928)

Total	$584,554	$119,136	$703,690

	As of September 30, 2011
	Level 1	Level 2	Total
Available-for-sale securities:
Money market funds	$510,711	$—	$510,711
U.S. government treasuries	110,339	—	110,339
Corporate bonds	—	80,355	80,355
Government guaranteed debt	—	71,160	71,160
U.S. agency securities	—	57,540	57,540
Supranational and sovereign debt	—	10,270	10,270
Mortgages (including agencies and corporate)	—	6,395	6,395
Asset backed obligations	—	4,509	4,509
Commercial paper and certificates of deposit	10,105	6,105	16,210

Total available-for-sale securities	631,155	236,334	867,489

Derivative financial instruments, net	—	(10,270)	(10,270)

Total	$631,155	$226,064	$857,219

Available for sale securities that are classified as Level 2 assets are priced using observable data that may include quoted market prices for similar instruments, market dealer quotes, market spreads, non-binding market prices that are corroborated by observable market data and other observable market information and discounted cash flow techniques. The Company’s derivative instruments are classified as Level 2 as they represent foreign currency forward and option contracts valued primarily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal 2012 or fiscal 2011.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued personnel costs, short-term financing arrangements and other current liabilities approximate their fair value because of the relatively short maturity of these items.

Available-For-Sale Securities	12 Months Ended
Sep. 30, 2012
Available-For-Sale Securities [Abstract]
Available-For-Sale Securities

Note 5 — Available-For-Sale Securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$485,012	$—	$—	$485,012
U.S. government treasuries	93,255	132	—	93,387
Corporate bonds	60,350	573	—	60,923
Government guaranteed debt	32,484	205	—	32,689
U.S. agency securities	27,637	119	—	27,756
Supranational and sovereign debt	11,628	16	—	11,644
Mortgages (including agencies and corporate)	5,780	—	646	5,134
Asset backed obligations	3,800	—	383	3,417
Commercial paper and certificates of deposit	7,656	—	—	7,656

Total(1)	$727,602	$1,045	$1,029	$727,618

(1)	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2012, $239,019 of securities were classified as short term interest-bearing investments and $488,599 of securities were classified as cash and cash equivalents.

	As of September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$510,711	$—	$—	$510,711
U.S. government treasuries	110,021	318	—	110,339
Corporate bonds	80,517	400	562	80,355
Government guaranteed debt	70,725	435	—	71,160
U.S. agency securities	57,232	308	—	57,540
Supranational and sovereign debt	10,247	23	—	10,270
Mortgages (including agencies and corporate)	7,576	—	1,181	6,395
Asset backed obligations	5,469	—	960	4,509
Commercial paper and certificates of deposit	17,092	—	882	16,210

Total(2)	$869,590	$1,484	$3,585	$867,489

(2)	As of September 30, 2011, $342,099 of securities were classified as short term interest-bearing investments and $525,390 of securities were classified as cash and cash equivalents.

As of September 30, 2012, the unrealized losses were primarily due to credit market conditions and interest rate movements. A significant portion of the unrealized losses has been in a continuous loss position for 12 months or greater. The Company assessed whether such unrealized losses for the investments in its portfolio were other-than-temporary. Based on this assessment, an immaterial credit loss was recognized through earnings in fiscal 2012, 2011 and 2010. As of September 30, 2012, temporary unrealized losses of $576 included in accumulated other comprehensive (loss) income, were related to securities for which credit losses were recognized and that were considered other-than-temporarily impaired securities.

The following table presents a cumulative roll forward of credit losses recognized in earnings as of September 30, 2012:

Balance as of October 1, 2010	$1,587
Credit loss on debt securities for which an other-than-temporary impairment was not previously recognized	73
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	289
Reduction of credit loss for securities realized during the period	(1,221)

Balance as of September 30, 2011	728
Credit loss on debt securities for which an other-than-temporary impairment was not previously recognized	299
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	4
Reduction of credit loss for securities realized during the period	(213)

Balance as of September 30, 2012	$818

As of September 30, 2012, the Company’s available-for-sale securities had the following maturity dates:

Market Value
Due within one year	$620,386
1 to 2 years	54,214
2 to 3 years	42,903
3 to 4 years	374
Thereafter	9,741

$727,618

Derivative Financial Instruments	12 Months Ended
Sep. 30, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 6 — Derivative Financial Instruments

The Company’s risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative transactions for trading purposes.

The Company’s derivatives expose it to credit risks from possible non-performance by counterparties. The Company utilizes standard counterparty master netting agreements that net certain foreign currency transactions in the event of the insolvency of one of the parties to the transaction. These master netting arrangements permit the Company to net amounts due from the Company to a counterparty with amounts due to the Company from the same counterparty. The Company has elected to present the related assets and liabilities on a gross basis. Considering the Company’s right to net certain gains with losses, the maximum amount of loss due to credit risk that the Company would incur if all counterparties to the derivative financial instruments failed completely to perform, according to the terms of the contracts, based on the gross fair value of the Company’s derivative contracts that are favorable to the Company, was approximately $1,086 as of September 30, 2012. The Company has limited its credit risk by entering into derivative transactions exclusively with investment-grade rated financial institutions and monitors the creditworthiness of these financial institutions on an ongoing basis.

The Company classifies cash flows from its derivative transactions as cash flows from operating activities in the consolidated statements of cash flow.

The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2012. Notional values are U.S. dollar translated and calculated based on forward rates as of September 30, 2012 for forward contracts, and based on spot rates as of September 30, 2012 for options.

Notional Value*
Foreign exchange contracts	$950,170

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

The Company records all derivative instruments on the balance sheet at fair value. Please see Note 4 to the consolidated financial statements. The fair value of the open foreign exchange contracts recorded by the Company on its consolidated balance sheets as of September 30, 2012 and September 30, 2011, as an asset or a liability is as follows:

	As of
	September 30,
	2012	2011
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$855	$3,800
Other noncurrent assets	1,453	597
Accrued expenses and other current liabilities	(20,087)	(14,292)
Other noncurrent liabilities	(4,166)	(4,622)

	(21,945)	(14,517)
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	1,507	9,411
Accrued expenses and other current liabilities	(3,490)	(5,164)

	(1,983)	4,247

Net fair value	$(23,928)	$(10,270)

Cash Flow Hedges

In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward and option contracts to purchase and sell foreign currencies to hedge a significant portion of its foreign currency net exposure resulting from revenue and expense transactions denominated in currencies other than the U.S. dollar. The Company designates these contracts for accounting purposes as cash flow hedges. The Company currently hedges its exposure to the variability in future cash flows for a maximum period of two years (a significant portion of the forward and option contracts outstanding as of September 30, 2012 are expected to mature within the next 12 months).

The effective portion of the gain or loss on the derivative instruments is initially recorded as a component of other comprehensive (loss) income, a separate component of shareholders’ equity, and subsequently reclassified into earnings to the same line item as the related forecasted transaction and in the same period or periods during which the hedged exposure affects earnings. The cash flow hedges are evaluated for effectiveness at least quarterly. As the critical terms of the forward contract or option and the hedged transaction are matched at inception, the hedge effectiveness is assessed generally based on changes in the fair value for cash flow hedges, as compared to the changes in the fair value of the cash flows associated with the underlying hedged transactions. Hedge ineffectiveness, if any, and hedge components, such as time value, excluded from assessment of effectiveness testing for hedges of estimated revenue from customers, are recognized immediately in interest and other expense, net.

The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2012, 2011 and 2010, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion) Year Ended September 30,
	2012	2011	2010
Line item in statements of income:
Revenue	$3,091	$(2,410)	$(3,466)
Cost of service	(21,504)	11,244	9,131
Research and development	(2,928)	2,477	2,490
Selling, general and administrative	(3,395)	2,220	1,306

Total	$(24,736)	$13,531	$9,461

An aggregate (loss) gain of $(22,603), $11,956 and $8,138, net of taxes, was reclassified from other comprehensive (loss) income in the fiscal years ended September 30, 2012, 2011 and 2010, respectively. The ineffective portion of the change in fair value of a cash flow hedge, including the time value portion excluded from effectiveness testing for the fiscal years ended September 30, 2012, 2011 and 2010, was not material.

As of September 30, 2012, net losses related to derivatives designated as cash flow hedges and recorded in accumulated other comprehensive (loss) income totaled $17,942, of which $15,964 will be reclassified into earnings within the next 12 months and will partially offset the foreign currency impact from the underlying exposures. The amount ultimately realized in earnings will likely differ due to future changes in foreign exchange rates. (Losses) gains from cash flow hedges recognized in other comprehensive (loss) income during the fiscal years ended September 30, 2012, 2011 and 2010 were $(30,730), $(8,497) and $990, or $(26,108), $(8,483) and $1,204, net of taxes, respectively.

The activity related to the changes in net unrealized (losses) gains on cash flow hedges recorded in accumulated other comprehensive (loss) income, net of tax, is as follows:

	Year Ended September 30,
	2012	2011	2010
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	$(14,437)	$6,002	$12,936
Changes associated with hedging transactions, net of tax	(26,108)	(8,483)	1,204
Reclassification into earnings, net of tax	22,603	(11,956)	(8,138)

Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$(17,942)	$(14,437)	$6,002

Cash flow hedges are required to be discontinued in the event it becomes probable that the underlying forecasted hedged transaction will not occur. The Company did not discontinue any cash flow hedges during any of the periods presented nor does the Company anticipate any such discontinuance in the normal course of business.

Other Risk Management Derivatives

The Company also enters into foreign currency exchange forward and option contracts that are not designated as hedging instruments under hedge accounting and are used to reduce the impact of foreign currency on certain balance sheet exposures and certain revenue and expense transactions.

These instruments are generally short-term in nature, with typical maturities of less than 12 months, and are subject to fluctuations in foreign exchange rates.

The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2012, 2011 and 2010, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	Gains (Losses) Recognized in Income Year Ended September 30,
	2012	2011	2010
Line item in statements of income:
Revenue	$(302)	$(2,060)	$(2,461)
Cost of service	(1,548)	(1,301)	1,464
Research and development	(319)	151	280
Selling, general and administrative	(518)	(254)	339
Interest and other expense, net	(1,250)	1,713	(1,613)
Income taxes	506	(311)	(489)

Total	$(3,431)	$(2,062)	$(2,480)

Accounts Receivable, Net	12 Months Ended
Sep. 30, 2012
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

Note 7 — Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of September 30,
	2012	2011
Accounts receivable — billed	$573,090	$509,371
Accounts receivable — unbilled(1)	130,697	72,048
Less — allowances	(16,564)	(15,566)

Accounts receivable, net	$687,223	$565,853

(1)	The increase in accounts receivable unbilled during fiscal year 2012, was primarily attributable to timing differences between delivery and invoicing milestones related to implementation and integration projects, as well as to managed services arrangements.

Equipment and Leasehold Improvements, Net	12 Months Ended
Sep. 30, 2012
Equipment and Leasehold Improvements, Net [Abstract]
Equipment and Leasehold Improvements, Net

Note 8 — Equipment and Leasehold Improvements, Net

Components of equipment and leasehold improvements, net are:

	As of September 30,
	2012	2011
Computer equipment	$967,381	$866,691
Leasehold improvements	174,568	164,781
Furniture, fixtures and other	59,972	57,710

	1,201,921	1,089,182
Less accumulated depreciation	(924,014)	(830,780)

	$277,907	$258,402

Total depreciation expense on equipment and leasehold improvements for fiscal years 2012, 2011 and 2010, was $107,470, $113,910 and $111,966, respectively.

As of September 30, 2012 and 2011, the unamortized software assets developed for internal use were $57,960 and $40,993, respectively.

Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets, Net [Abstract]
Goodwill and Intangible Assets, Net

Note 9 — Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of October 1, 2010	$1,637,416
Goodwill resulting from an immaterial acquisition(1)	103,586
Other	(1,270)

As of September 30, 2011	1,739,732
Other	2,054

As of September 30, 2012	$1,741,786

(1)

During fiscal 2011, the Company acquired Bridgewater Systems (“Bridgewater”), a provider of policy management and network control solutions. In allocating the total preliminary purchase price for Bridgewater, based on estimated fair values, the Company recorded $103,586 of goodwill, $16,900 of core technology amortized over 8 years, $22,899 of customer arrangements amortized over 10 years and $2,329 of other intangible assets amortized over 5 years.

The following table presents the amortization expense of the Company’s purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2012	2011	2010
Cost of service	$1,609	$1,609	$1,533
Amortization of purchased intangible assets	50,535	65,958	82,441

Total	$52,144	$67,567	$83,974

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. In calculating the fair value of the reporting unit, the Company used its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal 2012, 2011 and 2010.

The following table presents details of the Company’s total purchased intangible assets:

	Estimated Useful Life (in years)	Gross	Accumulated Amortization	Net
September 30, 2012
Core technology	4-8	$381,056	$(332,322)	$48,734
Customer arrangements	6-15	327,207	(245,119)	82,088
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	2-10	23,082	(12,626)	10,456

Total		$783,341	$(642,063)	$141,278

September 30, 2011
Core technology	4-8	$381,056	$(311,541)	$69,515
Customer arrangements	6-15	327,207	(215,961)	111,246
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	2-10	23,082	(10,421)	12,661

Total		$783,341	$(589,919)	$193,422

The estimated future amortization expense of purchased intangible assets as of September 30, 2012 is as follows:

Amount
Fiscal year:
2013	$35,787
2014	26,493
2015	21,736
2016	18,590
2017	15,827
Thereafter	22,845

Total	$141,278

Other Noncurrent Assets	12 Months Ended
Sep. 30, 2012
Other Noncurrent Assets [Abstract]
Other noncurrent assets

Note 10 — Other Noncurrent Assets

Other noncurrent assets consist of the following:

	As of September 30,
	2012	2011
Funded employee benefit costs(1)	$137,299	$137,515
Deferred costs(2)	71,089	94,546
Long term accounts receivable-unbilled	17,198	32,657
Prepaid expense	10,344	31,894
Other	79,986	45,913

	$315,916	$342,525

(1)	Please see Note 18 to the consolidated financial statements.
(2)	Please see Note 2 to the consolidated financial statements.

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Income Taxes

Note 11 — Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2012	2011	2010
Current	$55,010	$47,790	$60,529
Deferred	(4,857)	1,252	(19,137)

	$50,153	$49,042	$41,392

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

Deferred income taxes are comprised of the following components:

	As of September 30,
	2012	2011
Deferred tax assets:
Deferred revenue	$38,214	$40,436
Employee compensation and benefits	74,248	65,320
Intangible assets, computer software and intellectual property	13,747	16,882
Tax credits, net capital and operating loss carryforwards	169,091	204,594
Other	36,826	24,758

Total deferred tax assets	332,126	351,990
Valuation allowances(1)	(117,011)	(137,836)

Total deferred tax assets, net	215,115	214,154

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(40,175)	(36,640)
Intangible assets, computer software and intellectual property	(101,583)	(106,408)
Other	(28,131)	(34,784)

Total deferred tax liabilities	(169,889)	(177,832)

Net deferred tax assets	$45,226	$36,322

(1)	Subsequent releases of the valuation allowances, if any, will be recognized through earnings.

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2012	2011	2010
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes	11	12	11

Effective income tax rate	11%	12%	11%

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

During fiscal 2012, the net decrease in valuation allowances was $20,825, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2012, the Company had tax credits, net capital and operating loss carryforwards of $503,666, of which $162,844 have expiration dates through 2032 and the remainder do not expire.

During fiscal 2011, the net increase in valuation allowances was $31,093, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. Of the increase, $12,625 was charged to other accounts, primarily goodwill in connection with a 2011 immaterial acquisition, with the remainder recorded to earnings. As of September 30, 2011, the Company had tax credits and net capital and operating loss carryforwards of $591,392, of which $162,973 have expiration dates through 2031 and the remainder do not expire.

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2012	2011
Balance at beginning of fiscal year	$132,861	$118,662
Additions based on tax positions related to the current year	20,183	19,849
Additions for tax positions of prior years	4,918	3,548
Reductions for tax positions of prior years	(5,527)	—
Settlements with tax authorities	(3,290)	(5,231)
Lapse of statute of limitations	(15,271)	(3,967)

Balance at end of fiscal year	$133,874	$132,861

The total amount of unrecognized tax benefits, which includes interest and penalties, was $133,874 as of September 30, 2012, all of which would affect the effective tax rate if realized.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2012, the Company had accrued $18,704 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $731 was recognized in the statements of income in fiscal 2012. As of September 30, 2011, the Company had accrued $17,973 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $2,403 was recognized in the statements of income in fiscal 2011.

The Company is currently under audit in several jurisdictions for the tax years 2007 and onwards. Timing of the resolution of audits is highly uncertain and therefore the Company generally cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.

Within the next 12 months the Company believes that the amount of unrecognized tax benefits will increase in the ordinary course of business. In addition it is reasonably possible that the amount of unrecognized tax benefits will decrease by $30,143 as a result of lapse of statute of limitations in jurisdictions in which the Company operates.

Repurchase of Shares	12 Months Ended
Sep. 30, 2012
Repurchase of Shares [Abstract]
Repurchase of Shares

Note 12 — Repurchase of Shares

In April 2010, the Company’s board of directors authorized a share repurchase plan allowing the repurchase of up to $700,000 of its outstanding ordinary shares over the following 12 months. In February 2011, the Company’s board of directors adopted a share repurchase plan authorizing the repurchase of up to $1,000,000 of the Company’s outstanding ordinary shares over the following 24 months. In April 2011, the Company completed the repurchase of the remaining authorized amount under the April 2010 share repurchase plan and began executing repurchases under the February 2011 plan. In fiscal 2012, the Company repurchased approximately 16,288 ordinary shares at an average price of $29.74 per share (excluding broker and transaction fees). In fiscal 2011, the Company repurchased approximately 21,866 ordinary shares at an average price of $28.53 per share (excluding broker and transaction fees). As of September 30, 2012, the Company had remaining authority to repurchase up to $202,776 of its outstanding ordinary shares under the February 2011 plan. In November 2012, the Company’s board of directors adopted another share repurchase plan authorizing the repurchase of up to $500,000 of its outstanding ordinary shares. The November 2012 plan has no expiration date. The authorizations permit the Company to purchase its ordinary shares in open market or privately negotiated transactions at times and prices that it considers appropriate.

Financing Arrangements	12 Months Ended
Sep. 30, 2012
Financing Arrangements/Convertible Notes [Abstract]
Financing Arrangements

Note 13 — Financing Arrangements

In November 2007, the Company entered into an unsecured $500,000 five-year revolving credit facility with a syndicate of banks. In December 2011, the Company entered into a new $500,000 five-year revolving credit facility with a syndicate of banks, which replaced the November 2007 credit facility. The new credit facility is available for general corporate purposes, including acquisitions and repurchases of ordinary shares that the Company may consider from time to time. The interest rate for borrowings under the revolving credit facility is chosen at the Company’s option from several pre-defined alternatives, depends on the circumstances of any advance and is based on the Company’s credit ratings. As of September 30, 2012, the Company was in compliance with the financial covenants under the revolving credit facility. In September 2011, the Company borrowed an aggregate of $250,000 under the November 2007 facility and repaid it in October 2011. In September 2012, the Company borrowed an aggregate of $200,000 under the December 2011 facility and repaid it in October 2012.

As of September 30, 2012, the Company had outstanding letters of credit and bank guarantees of $67,182. These were supported by a combination of unused lines of credit and restricted cash balances that the Company maintains with various banks. In addition, as of September 30, 2012, the Company had outstanding obligations of $630 in connection with leasing arrangements, most of which was included in other current liabilities on the Company’s balance sheet.

Other Noncurrent Liabilities	12 Months Ended
Sep. 30, 2012
Other Noncurrent Liabilities [Abstract]
Other Noncurrent Liabilities

Note 14 — Other Noncurrent Liabilities

Other noncurrent liabilities consists of the following:

	As of September 30,
	2012	2011
Accrued employees costs(1)	$180,563	$181,890
Noncurrent deferred revenue	30,988	80,560
Accrued pension liability(2)	21,373	14,926
Other	11,744	14,644

	$244,668	$292,020

(1)	Primarily severance pay liability in accordance with Israeli law. Please see Note 18 to the consolidated financial statements.
(2)	Primarily relates to funded status of non-contributory defined benefit plans. Please see Note 18 to the consolidated financial statements.

Interest and other expense, net	12 Months Ended
Sep. 30, 2012
Interest and other expense, net [Abstract]
Interest and other expense, net

Note 15 — Interest and other expense, net

Interest and other expense, net, consists of the following:

	Year Ended September 30,
	2012	2011	2010
Interest income	$(5,478)	$(6,180)	$(7,670)
Interest expense	3,175	2,882	3,135
Foreign exchange loss	7,378	9,737	5,551
Gain on sale of investments(1)	(9,172)	—	—
Loss from divestiture of a subsidiary(2)	—	—	23,399
Other, net	5,045	2,218	720

	$948	$8,657	$25,135

(1)	Includes primarily a gain on sale of minority interest in Longshine Information Technology Company Ltd. (“Longshine”) – see Note 16 to the consolidated financial statements.
(2)	Includes loss from divestiture of the Company’s majority stake in Longshine - see Note 16 to the consolidated financial statements.

Divestiture of a Subsidiary	12 Months Ended
Sep. 30, 2012
Divestiture of a Subsidiary [Abstract]
Divestiture of a Subsidiary

Note 16 — Divestiture of a Subsidiary

In April 2010, the Company divested an 81% majority stake in Longshine, its Chinese subsidiary acquired in 2005, to a newly formed and locally-managed entity, Longshine Technology Holding, Ltd. for approximately $26,730. The Company divested its stake after the market dynamics in China did not evolve as it had anticipated. The Company retained a minority interest in Longshine, which was accounted using the cost method. In connection with the divestiture, during fiscal 2010, the Company recorded a loss of $23,399. The loss has been reflected in interest and other expense, net.

In February 2012, the Company sold its minority interest in Longshine and recorded a gain of $6,270, which has been reflected in interest and other expense, net.

Contingencies	12 Months Ended
Sep. 30, 2012
Contingencies [Abstract]
Contingencies

Note 17 — Contingencies

Commitments

The Company leases office space and vehicles under non-cancelable operating leases in various countries in which it does business. Future minimum non-cancelable lease payments based on the Company’s contractual obligations as of September 30, 2012 are as follows:

For the years ended September 30,
2013	$57,942
2014	43,922
2015	34,821
2016	28,240
2017	21,972
Thereafter	49,156

$236,053

Future minimum non-cancelable lease payments, as stated above, do not reflect committed future sublease income of $2,235, $1,030, $379, $0 and $0 for the years ended September 30, 2013, 2014, 2015, 2016 and 2017, respectively.

Rent expense net of sublease income was approximately $41,488, $40,104 and $40,560 for fiscal 2012, 2011 and 2010, respectively.

Legal Proceedings

The Company is involved in various legal proceedings arising in the normal course of its business. The Company accrues for a loss contingency when it determines that it is more likely than not, after consultation with counsel, that a liability has been incurred and the amount of such loss can be reasonably estimated. At this time, the Company believes that the results of any such contingencies, either individually or in the aggregate, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Guarantor’s Accounting and Disclosure Requirements for Guarantees

The Company generally offers its products with a limited warranty for a period of 90 days. The Company’s policy is to accrue for warranty costs, if needed, based on historical trends in product failure. Based on the Company’s experience, only minimal warranty charges have been required after revenue was fully recognized and, as a result, the Company did not accrue any amounts for product warranty liability during fiscal years 2012, 2011 and 2010.

The Company generally indemnifies its customers against claims of intellectual property infringement made by third parties arising from the use of the Company’s software. To date, the Company has incurred and recorded only minimal costs as a result of such obligations in its consolidated financial statements.

Employee Benefits	12 Months Ended
Sep. 30, 2012
Employee Benefits [Abstract]
Employee Benefits

Note 18 — Employee Benefits

The Company accrues severance pay for the employees of its Israeli operations in accordance with Israeli law and certain employment procedures on the basis of the latest monthly salary paid to these employees and the length of time that they have worked for the Israeli operations. The severance pay liability, which is included as accrued employee costs in other noncurrent liabilities, is partially funded by amounts on deposit with insurance companies, which are included in other noncurrent assets. These accrued severance expenses were $24,611, $28,054 and $19,570 for fiscal 2012, 2011 and 2010, respectively.

The Company sponsors defined contribution plans covering certain of its employees around the world. The plans primarily provide for Company matching contributions based upon a percentage of the employees’ contributions. The Company’s contributions in fiscal 2012, 2011 and 2010 under such plans were not material compared to total operating expenses.

The Company maintains non-contributory defined benefit plans that provide for pension, other retirement and post employment benefits for certain employees of a Canadian subsidiary based on length of service and rate of pay. The Company accrues its obligations to these employees under employee benefit plans and the related costs net of returns on plan assets. Pension expense and other retirement benefits earned by employees are actuarially determined using the projected benefit method pro-rated on service and based on management’s best estimates of expected plan investments performance, salary escalation, retirement ages of employees, discount rate, inflation and expected health care costs. The Company recognized the funded status of such plans in the balance sheet.

The fair value of the employee benefit plans’ assets is based on market values. The plan assets are valued at market value for the purpose of calculating the expected return on plan assets and the amortization of experienced gains and losses. Past service costs, which may arise from plan amendments, are amortized on a straight-line basis over the average remaining service period of the employees who were active at the date of amendment. The excess of the net actuarial gain (loss) over 10% of the greater of the benefit obligation and the market-related value of plan assets is amortized over the average remaining service period of active employees.

The pension and other benefits costs related to the non-contributory defined benefit plans were immaterial in fiscal 2012, 2011 and 2010.

Stock Option and Incentive Plan	12 Months Ended
Sep. 30, 2012
Stock Option and Incentive Plan [Abstract]
Stock Option and Incentive Plan

Note 19 — Stock Option and Incentive Plan

In January 1998, the Company adopted the 1998 Stock Option and Incentive Plan (the “Plan”), which provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors, and consultants. The purpose of the Plan is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with an equity participation in the Company. Since its adoption, the Plan has been amended on several occasions to, among other things, increase the number of ordinary shares issuable under the Plan. In February 2012, the maximum number of ordinary shares authorized to be granted under the Plan was increased from 55,300 to 62,300. Awards granted under the Plan generally vest over a period of four years and stock options have a term of ten years.

The following table summarizes information about options to purchase the Company’s ordinary shares, as well as changes during the fiscal year ended September 30, 2012:

	Number of Share Options	Weighted Average Exercise Price
Outstanding as of October 1, 2011	20,446	$28.64
Granted	3,672	29.08
Exercised	(3,585)	24.17
Forfeited	(2,879)	30.91

Outstanding as of September 30, 2012(1)	17,654	$29.27

Exercisable as of September 30, 2012(1)	9,510	$30.44

(1)	At September 30, 2012, the weighted average remaining contractual life of outstanding and exercisable options was 6.57 and 4.99 years, respectively.

The following table summarizes information relating to awards of restricted shares, as well as changes during the fiscal year ended September 30, 2012:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2011	1,734	$27.80
Granted	637	28.96
Vested	(526)	27.74
Forfeited	(172)	26.77

Outstanding as of September 30, 2012	1,673	$28.36

The total intrinsic value of options exercised during fiscal 2012, 2011 and 2010 was $22,929, $19,394 and $8,262, respectively.

The value of restricted shares vested during fiscal 2012, 2011 and 2010 was $15,594, $12,376 and $12,105, respectively.

The following table summarizes information about stock options outstanding as of September 30, 2012:

Outstanding				Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 0.38 — 19.12	840	5.76	$16.52	562	$16.34
19.94 — 26.38	1,259	3.95	23.32	907	24.14
26.43 — 26.57	1,661	8.03	26.56	377	26.56
26.68 — 28.59	2,655	5.90	27.78	1,542	27.79
28.66 — 29.14	3,385	8.75	28.89	408	29.09
29.19 — 32.12	2,792	7.84	30.16	789	31.50
32.15 — 33.16	2,673	5.22	33.07	2,636	33.08
33.74 — 35.00	1,285	5.02	34.81	1,185	34.79
35.45 — 39.60	1,104	4.73	36.62	1,104	36.62

The aggregate intrinsic value of outstanding and exercisable stock options as of September 30, 2012 was $72,382 and $30,662, respectively.

Employee equity-based compensation pre-tax expense for the years ended September 30, 2012, 2011 and 2010 was as follows:

	Year Ended September 30,
	2012	2011	2010
Cost of service	$22,641	$14,641	$20,061
Research and development	4,320	2,701	4,218
Selling, general and administrative	16,468	19,289	20,176

Total	$43,429	$36,631	$44,455

The total income tax benefit recognized in the income statement for stock-based compensation (including restricted shares) for fiscal 2012, 2011 and 2010 was $6,254, $2,350 and $3,677, respectively.

As of September 30, 2012, there was $41,911 of unrecognized compensation expense related to unvested stock options and unvested restricted stock awards. The Company recognizes compensation costs using the graded vesting attribution method, which results in a weighted average period of approximately one year over which the unrecognized compensation expense is expected to be recognized.

The fair value of options granted was estimated on the date of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30,
	2012	2011	2010
Risk-free interest rate(1)	0.70%	1.50%	1.98%
Expected life of stock options(2)	4.50	4.50	4.32
Expected volatility(3)	28.5%	30.5%	31.5%
Expected dividend yield(4)	0.02%	None	None
Fair value per option	$7.18	$7.76	$7.66

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.

(2)	Expected life of stock options is based upon historical experience.

(3)	Expected volatility is based on blended volatility. Please see Note 2 to the consolidated financial statements.

(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.

Earnings Per Share	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 20 — Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2012	2011	2010
Numerator:
Numerator for diluted earnings per share	$391,371	$346,665	$343,906

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	168,275	185,213	202,584
Effect of assumed conversion of 0.50% convertible notes	24	24	24
Effect of dilutive stock options granted	1,138	1,322	1,468

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	169,437	186,559	204,076

Basic earnings per share	$2.33	$1.87	$1.70

Diluted earnings per share	$2.31	$1.86	$1.69

The weighted average effect of the repurchase of ordinary shares by the Company has been included in the calculation of basic earnings per share.

For the fiscal year ended September 30, 2012, 2011 and 2010, 12,313, 14,970 and 16,201 shares, respectively were attributable to antidilutive outstanding stock options and therefore were not included in the calculation of diluted earnings per share.

Segment Information and Sales to Significant Customers	12 Months Ended
Sep. 30, 2012
Segment Information and Sales to Significant Customers [Abstract]
Segment information and sales to significant customers

Note 21 — Segment Information and Sales to Significant Customers

The Company and its subsidiaries operate in one operating segment, providing software products and services for the communications, media and entertainment industry service providers.

Geographic Information

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2012	2011	2010
Revenue
North America (Mainly United States)	$2,266,110	$2,333,096	$2,261,925
Europe	441,731	403,115	353,239
Rest of the world	539,062	441,517	369,059

Total	$3,246,903	$3,177,728	$2,984,223

	As of September 30,
	2012	2011	2010
Long-lived Assets(1)
North America (Mainly United States)	$83,645	$102,739	$129,929
Europe	65,746	47,717	35,353
Rest of the world:
Israel	51,086	45,669	40,717
India	29,401	35,071	36,322
Others	48,029	27,206	15,952

Total	$277,907	$258,402	$258,273

(1)	Includes equipment and leasehold improvements.

Revenue and Customer Information

Customer experience systems include the following offerings: revenue management (convergent charging and billing, mediation, and partner relationship management), customer management (customer care, and sales and ordering), operations support systems (OSS) (network planning, service fulfillment, service assurance, inventory and discovery, service order management and OSS systems integration services), service delivery (convergent service platform, digital services and convergent applications), portfolio enablers and network control. Customer experience systems also include a comprehensive line of services such as consulting, delivery and managed services, system implementation, integration, modification, consolidation, modernization and ongoing support, enhancement and maintenance. Directory includes comprehensive set of products and services for local marketing service providers and search and directory publishers.

	Year Ended September 30,
	2012	2011	2010
Customer experience systems	$3,066,170	$2,978,288	$2,775,271
Directory	180,733	199,440	208,952

Total	$3,246,903	$3,177,728	$2,984,223

Sales to Significant Customers

The following table summarizes the percentage of sales to significant customer groups (when they amount to at least 10 percent of total revenue for the year).

	Year Ended September 30,
	2012	2011	2010
Customer 1	26%	29%	29%
Customer 2	10	11	12
Customer 3	*	10	10

*	Represents an amount of less than 10%.

Selected Quarterly Results of Operations (Unaudited)	12 Months Ended
Sep. 30, 2012
Selected Quarterly Results of Operations (Unaudited) [Abstract]
Selected Quarterly Results of Operations (Unaudited)

Note 22 — Selected Quarterly Results of Operations (Unaudited)

The following are details of the unaudited quarterly results of operations for the three months ended:

	September 30,	June 30,	March 31,	December 31,
2012
Revenue	$822,128	$808,837	$808,928	$807,010
Operating income	113,501	110,051	109,872	109,048
Net income	98,021	98,749	101,870	92,731
Basic earnings per share	0.60	0.59	0.60	0.54
Diluted earnings per share	0.60	0.59	0.60	0.53
2011
Revenue	$812,203	$801,409	$788,935	$775,181
Operating income	104,552	105,672	106,556	87,584
Net income	87,379	91,785	94,110	73,391
Basic earnings per share	0.49	0.50	0.50	0.38
Diluted earnings per share	0.49	0.50	0.50	0.38

Subsequent Event	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Event

Note 23 — Subsequent Event

On July 31, 2012, the Company’s shareholders approved the institution of a quarterly cash dividend program at the rate of $0.13 per share. On August 1, 2012, the Company’s board of directors authorized the first payment, in the aggregate amount of $21,120, which was paid on October 19, 2012. On November 6, 2012, the Company’s board of directors approved another dividend payment, in the rate of $0.13 per share, and set December 31, 2012, as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 18, 2013.

Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Accounts Receivable Allowances		Valuation Allowances on Net Deferred Tax Assets
Balance as of October 1, 2009	$9,878		$82,780
Charged to costs and expenses	2,710		18,344	(1)
Charged to other accounts	2,832	(3)	15,601	(2)
Deductions	(3,992)		(9,982	)(4)

Balance as of September 30, 2010	11,428		106,743
Charged to costs and expenses	7,602		24,372	(5)
Charged to other accounts	3,620	(7)	16,685	(6)
Deductions	(7,084)		(9,964	)(8)

Balance as of September 30, 2011	15,566		137,836
Charged to costs and expenses	4,498		23,708	(9)
Charged to other accounts	1,659	(7)	—
Deductions	(5,159)		(44,533	)(10)

Balance as of September 30, 2012	$16,564		$117,011

(1)	Valuation allowances on deferred tax assets incurred during fiscal 2010.

(2)	Includes valuation allowances on deferred tax assets incurred in connection with 2010 small acquisitions.

(3)	$1,503 of accounts receivable allowances were acquired as part of 2010 small acquisitions and were charged to other accounts during fiscal 2010.

(4)	$5,060 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(5)	Valuation allowances on deferred tax assets incurred during fiscal 2011.

(6)	Includes valuation allowances on deferred tax assets incurred in connection with 2011 small acquisition.

(7)	$1,488 and $640 were related to 2011 small acquisition and were charged to other accounts during fiscal 2011 and 2012, respectively.

(8)	$4,060 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(9)	Valuation allowances on deferred tax assets incurred during fiscal 2012.

(10)	$38,268 of valuation allowances on deferred tax assets were written off against the related deferred tax assets which expired unused, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP.
Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications	Reclassifications From time to time, certain immaterial amounts in prior years’ financial statements may be reclassified to conform to the current year’s presentation.
Functional currency

Functional Currency

The Company manages its foreign subsidiaries as integral direct components of its operations. The operations of the Company’s foreign subsidiaries provide the same type of services with the same type of expenditures throughout the Amdocs group. The Company has determined that its functional currency is the U.S. dollar. The Company periodically assesses the applicability of the U.S. dollar as the Company’s functional currency by reviewing the salient indicators as indicated in the authoritative guidance for foreign currency matters.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of cash and interest-bearing investments with insignificant interest rate risk and maturities from acquisition date of 90 days or less.
Investments

Investments

The Company classifies all of its short-term interest-bearing investments as available-for-sale securities. Such short-term interest-bearing investments consist primarily of money market funds, U.S. government treasuries, corporate bonds, government guaranteed debt and U.S. agency securities, which are stated at market value. Unrealized gains and losses are comprised of the difference between market value and amortized costs of such securities and are reflected, net of tax, as “accumulated other comprehensive (loss) income” in shareholders’ equity. Realized gains and losses on short-term interest-bearing investments are included in earnings and are derived using the first in first out (FIFO) method for determining the cost of securities. The Company recognizes an impairment charge in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while other declines in fair value related to other factors are recognized in other comprehensive (loss) income. The Company uses a discounted cash flow analysis to determine the portion of the impairment that relates to the credit losses. To the extent that the net present value of the projected cash flows is less than the amortized cost of the security, the difference is considered credit loss.

Equipment and Leasehold Improvements

Equipment and Leasehold Improvements

Equipment and leasehold improvements are stated at cost. Assets under capital leases are recorded at the present value of the future minimum lease payments at the date of acquisition. Depreciation is computed using the straight-line method over the estimated useful life of the asset, which primarily ranges from three to ten years and includes the amortization of assets under capitalized leases. Leasehold improvements are amortized over the shorter of the estimated useful lives or the term of the related lease.

The Company capitalizes certain expenditures for software that is internally developed for use in the business, which is classified as computer equipment. Amortization of internal use software begins when the software is ready for service and continues on the straight-line method over the estimated useful life.

Goodwill, Intangible Assets and Long-Lived Assets

Goodwill, Intangible Assets and Long-Lived Assets

Goodwill and intangible assets deemed to have indefinite lives are subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The goodwill impairment test involves a two-step process. The first step, identifying a potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Any excess of the reporting unit goodwill carrying value over the respective implied fair value is recognized as an impairment loss.

The total purchase price of business acquisitions accounted for using the purchase method is allocated first to identifiable assets and liabilities based on estimated fair values. The excess of the purchase price over the fair value of net assets of purchased businesses is recorded as goodwill.

Other definite-life intangible assets consist primarily of core technology, customer arrangements and trademarks. Core technology and trademarks acquired by the Company are amortized over their estimated useful lives on a straight-line basis.

Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy generally results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other acquired customer arrangements are amortized over their estimated useful lives on a straight-line basis.

The Company tests long-lived assets, including definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability of long-lived assets is based on an estimate of the undiscounted future cash flows resulting from the use of the cash generating unit and its eventual disposition. Measurement of an impairment loss for long-lived assets, including definite life intangible assets that management expects to hold and use is based on the fair value of the cash generating unit. Long-lived assets, including definite life intangible assets, to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.

Comprehensive Income

Comprehensive Income

Comprehensive income, net of related taxes where applicable, includes, in addition to net income:

(i) unrealized gains and losses on available-for-sale securities;

(ii) unrealized gains and losses in respect of derivative instruments designated as a cash flow hedge; and

(iii) unrealized gains and losses on defined benefit plans.

Treasury Stock

Treasury Stock

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

Dividends

Dividends

The Company has historically not paid dividends to shareholders and it did not pay dividends during fiscal 2012. On July 31, 2012, the Company’s shareholders approved the institution of a quarterly cash dividend program at the rate of $0.13 per share. On August 1, 2012, the Company’s board of directors authorized the first quarterly cash dividend payment, in the aggregate amount of $21,120, which was paid on October 19, 2012. On November 6, 2012, the Company’s board of directors approved another dividend payment, at the rate of $0.13 per share, and set December 31, 2012, as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 18, 2013.

Income Taxes

Income Taxes

The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. Deferred taxes are computed based on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided for deferred tax assets if it is more likely than not, the Company will not be able to realize their benefit.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting, and also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

The Company recognizes the tax benefit from an uncertain tax position only if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The tax benefits recognized in the financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company will classify the liability for unrecognized tax benefits as current to the extent that the Company anticipates payment of cash within one year. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes. Please see Note 11 to the consolidated financial statements.

Revenue Recognition

Revenue Recognition

Revenue is recognized only when all of the following conditions have been met: (i) there is persuasive evidence of an arrangement; (ii) delivery has occurred; (iii) the fee is fixed or determinable; and (iv) collectibility of the fee is reasonably assured. The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with a broad range of services, which normally include significant customization, modification, implementation and integration. Those services are deemed essential to the software. As a result, combined license and service revenue is generally recognized over the course of these long-term projects, using the percentage of completion method of accounting. When total cost estimates for these types of arrangements exceed revenues in a fixed-price arrangement, the estimated losses are recognized immediately based upon the cost applicable to the delivering unit.

Initial license fee for software revenue is recognized as work is performed, under the percentage of completion method of accounting. Subsequent license fee revenue is recognized upon completion of specified conditions in each contract, based on a customer’s subscriber level or transaction volume or other measurements when greater than the level specified in the contract for the initial license fee.

Service revenue that involves significant ongoing obligations, including fees for software customization, modification, implementation and integration as part of a long-term contract, is recognized as work is performed, under the percentage of completion method of accounting. Revenue from software solutions that do not require significant customization, implementation and modification is recognized upon delivery. Service revenue that does not involve significant ongoing obligations is recognized as services are rendered.

Fees are generally considered fixed and determinable unless a significant portion (more than 10%) of the license and related service fee is due more than 12 months after delivery, in which case license and related services fees are recognized when payments are due.

In managed services contracts and in other long term contracts, revenue from the operation of a customer’s system is recognized either as services are performed based on time elapsed, output produced or volume of data processed, depending on the specific contract terms of the managed services arrangement. Typically, managed services contracts are long term in duration and are not subject to seasonality. Revenue from ongoing support services is recognized as work is performed.

Revenue from third-party hardware sales is recognized upon delivery and installation, and revenue from third-party software sales is recognized upon delivery. Revenue from third-party hardware and software sales is recorded at gross amount for transactions in which the Company is the primary obligor under the arrangement as well as, in some cases, possesses other attributes such as pricing and supplier selection latitude. In specific circumstances where the Company does not meet the above criteria, particularly when the contract stipulates that the Company is not the primary obligor, the Company recognizes revenue on a net basis. Revenue from third-party sales is included in service revenue and was less than 10% of total revenue in each of fiscal 2012, 2011 and 2010. In certain arrangements, the Company may earn revenue from other third-party services which is recorded at a gross amount as the Company is the primary obligor under the arrangement.

Maintenance revenue is recognized ratably over the term of the maintenance agreement, which in most cases is one year.

As a result of a significant portion of the Company’s revenue being subject to the percentage of completion accounting method, the Company’s annual and quarterly operating results may be significantly affected by the size and timing of customer projects and the Company’s progress in completing such projects.

Many of the Company’s agreements include multiple deliverables. The Company’s multiple element arrangements are comprised of a variety of different combinations of the deliverables mentioned above. For multiple element arrangements within the scope of software revenue recognition guidance, the Company allocates revenue to each element based upon its relative fair value as determined by Vendor Specific Objective Evidence (“VSOE”). In the absence of fair value for a delivered element the Company uses the residual method. The residual method requires that the Company first allocate revenue to the fair value of the undelivered elements and residual revenue to delivered elements. If VSOE of any undelivered items does not exist, revenue from the entire arrangement is deferred and recognized at the earlier of (i) delivery of those elements for which VSOE does not exist or (ii) when VSOE can be established. However, in limited cases where maintenance is the only undelivered element without VSOE, the entire arrangement fee is recognized ratably upon commencement of the maintenance services. The residual method is used mainly in multiple element arrangements that include license for the sale of software solutions that do not require significant customization, modification, implementation and integration and maintenance to determine the appropriate value for the license component. Beginning October 1, 2009, the Company adopted the new authoritative guidance for revenue arrangements with multiple deliverables that are outside the scope of the software revenue recognition guidance. Under this guidance the Company allocates revenue to each element based upon the relative fair value. Fair value would be allocated by using a hierarchy of 1) VSOE, 2) third-party evidence of selling price for that element, or 3) estimated selling price, or ESP, for individual elements of an arrangement when VSOE or third-party evidence of selling price is unavailable. This results in the elimination of the residual method of allocating revenue consideration. The Company determines ESP for the purposes of allocating the consideration to individual elements of an arrangement by considering several external and internal factors including, but not limited to, pricing practices, margin objectives, geographies in which the Company offers its services and internal costs. The determination of ESP is judgmental and is made through consultation with and approval by management.

In circumstances where the Company enters into a contract with a customer for the provision of managed services for a defined period of time, the Company defers certain direct costs incurred at the inception of the contract. These costs include time and expense incurred in association with the origination of a contract. In addition, if the revenue for a delivered item is not recognized because it is not separable from the undelivered item, then the Company also defers the cost of the delivered item. The deferred costs are amortized on a straight-line basis over the managed services period, or over the recognition period of the undelivered item. Revenue associated with these capitalized costs is deferred and is recognized over the same period.

Deferred revenue represents billings to customers for licenses and services for which revenue has not been recognized. Deferred revenue that is expected to be recognized beyond the next 12 months is considered long-term deferred revenue. Unbilled accounts receivable include all revenue amounts that had not been billed as of the balance sheet date due to contractual or other arrangements with customers. Unbilled accounts receivable that are expected to be billed beyond the next 12 months are considered long-term unbilled receivables. Allowances that are netted against accounts receivable represent amounts provided for accounts for which their collectibility is not probable.

Cost of License and Cost of Service

Cost of License and Cost of Service

Cost of license and cost of service consist of all costs associated with providing software licenses and services to customers, including identified losses on contracts and warranty expense. Estimated losses on contracts accounted for using the percentage of completion method of accounting are recognized in the period in which the loss is identified. Estimated costs related to warranty obligations are initially provided at the time the product is delivered and are revised to reflect subsequent changes in circumstances and estimates. Cost of license includes license fees and royalty payments to software suppliers.

Cost of service also includes costs of third-party products associated with reselling third-party computer hardware and software products to customers, when revenue from third-party products is recorded at the gross amount. Customers purchasing third-party products from the Company generally do so in conjunction with the purchase of the Company’s software and services.

Research and Development

Research and Development

Research and development expenditures consist of costs incurred in the development of new software modules and product offerings, either as part of the Company’s internal product development programs, which are sold, leased or otherwise marketed. Research and development costs are expensed as incurred.

Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design or, in the absence thereof, completion of a working model. Costs incurred by the Company after achieving technological feasibility and before the product is ready for customer release have been insignificant.

Equity-Based Compensation

Equity-Based Compensation

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values. The Company estimates the fair value of employee stock options at the date of grant using a Black-Scholes valuation model and values restricted stock based on the market value of the underlying shares at the date of grant. The Company recognizes compensation costs using the graded vesting attribution method that results in an accelerated recognition of compensation costs in comparison to the straight-line method.

The Company uses a combination of implied volatility of the Company’s traded options and historical stock price volatility (“blended volatility”) as the expected volatility assumption required in the Black-Scholes option valuation model. As equity-based compensation expense recognized in the Company’s consolidated statements of income is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term interest-bearing investments, and trade receivables. Cash and cash equivalents are maintained with several financial institutions. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. The Company seeks to mitigate its credit risks by spreading such risks across multiple financial institutions and monitoring the risk profiles of these counterparties. The Company has conservative investment policy guidelines under which it invests its excess cash primarily in highly liquid U.S. dollar-denominated securities. The Company’s revenue is generated primarily in North America. To a lesser extent, revenue is generated in Europe, the Asia-Pacific region and Latin America. Most of the Company’s customers are among the largest communications and directory publishing companies in the world (or are owned by them). The Company’s business is subject to the effects of general global economic conditions and market conditions in the communications industry. The Company performs ongoing credit analyses of its customer base and generally does not require collateral.

The Company evaluates accounts receivable to determine if they will ultimately be collected. Significant judgments and estimates are involved in performing this evaluation, which are based on factors that may affect a customer’s ability to pay, such as past experience, credit quality of the customer, age of the receivable balance and current economic conditions. The allowance for doubtful accounts is for estimated losses resulting from accounts receivable for which their collection is not reasonably probable. As of September 30, 2012, the Company had two customers, including their subsidiaries, with accounts receivable balances of 10% or more of total accounts receivable, aggregating 28.0%, which was lower than their respective portion of total revenue. As of September 30, 2011, the Company had two customers, including their subsidiaries, with accounts receivable balances of 10% or more of total accounts receivable, aggregating 35.3%, which was lower than their respective portion of total revenue.

Earnings Per Share

Earnings per Share

Basic earnings per share is calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares outstanding, the effect of dilutive outstanding equity-based awards using the treasury stock method and the effect of dilutive outstanding convertible notes using the if-converted method.

Derivatives and Hedging

Derivatives and Hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive (loss) income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a cash flow hedge is recognized in earnings. If a derivative does not meet the definition of a cash flow hedge, the changes in the fair value are included in earnings.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board, or FASB, issued a revised accounting standard update intended to simplify how an entity tests goodwill for impairment. The amendment will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity no longer will be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This accounting standard update became effective for the Company beginning October 1, 2012. The Company does not expect the adoption of this new guidance will have a material impact on its financial statements.

In June 2011, the FASB issued guidance to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements, thus eliminating the option to present the components of other comprehensive income as part of the statement of equity. In addition, the guidance requires that the reclassification adjustments for items that are reclassified from other comprehensive income to net income be presented on the face of the financial statements, however, in December 2011, the FASB indefinitely deferred the requirements related to the presentation of reclassification adjustments. The guidance became effective for the Company beginning October 1, 2012, and will only result in changes in the Company’s financial statements presentation.

Adoption of New Accounting Standards

Adoption of New Accounting Standards

In May 2011, the FASB issued guidance to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements under U.S. GAAP and International Financial Reporting Standards are similar. This guidance was effective for the Company beginning January 1, 2012. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The adoption of this new guidance did not have a material impact on the Company’s financial statements.

Fair Value Measurement (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair value measurement on Company's assets and liabilities

	As of September 30, 2012
	Level 1	Level 2	Total
Available-for-sale securities:
Money market funds	$485,012	$—	$485,012
U.S. government treasuries	93,387	—	93,387
Corporate bonds	—	60,923	60,923
Government guaranteed debt	—	32,689	32,689
U.S. agency securities	—	27,756	27,756
Supranational and sovereign debt	—	11,644	11,644
Mortgages (including agencies and corporate)	—	5,134	5,134
Asset backed obligations	—	3,417	3,417
Commercial paper and certificates of deposit	6,155	1,501	7,656

Total available-for-sale securities	584,554	143,064	727,618

Derivative financial instruments, net	—	(23,928)	(23,928)

Total	$584,554	$119,136	$703,690

	As of September 30, 2011
	Level 1	Level 2	Total
Available-for-sale securities:
Money market funds	$510,711	$—	$510,711
U.S. government treasuries	110,339	—	110,339
Corporate bonds	—	80,355	80,355
Government guaranteed debt	—	71,160	71,160
U.S. agency securities	—	57,540	57,540
Supranational and sovereign debt	—	10,270	10,270
Mortgages (including agencies and corporate)	—	6,395	6,395
Asset backed obligations	—	4,509	4,509
Commercial paper and certificates of deposit	10,105	6,105	16,210

Total available-for-sale securities	631,155	236,334	867,489

Derivative financial instruments, net	—	(10,270)	(10,270)

Total	$631,155	$226,064	$857,219

Available-For-Sale Securities (Tables)	12 Months Ended
Sep. 30, 2012
Available-For-Sale Securities [Abstract]
Interest-bearing investments in available-for-sale securities

	As of September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$485,012	$—	$—	$485,012
U.S. government treasuries	93,255	132	—	93,387
Corporate bonds	60,350	573	—	60,923
Government guaranteed debt	32,484	205	—	32,689
U.S. agency securities	27,637	119	—	27,756
Supranational and sovereign debt	11,628	16	—	11,644
Mortgages (including agencies and corporate)	5,780	—	646	5,134
Asset backed obligations	3,800	—	383	3,417
Commercial paper and certificates of deposit	7,656	—	—	7,656

Total(1)	$727,602	$1,045	$1,029	$727,618

(1)	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2012, $239,019 of securities were classified as short term interest-bearing investments and $488,599 of securities were classified as cash and cash equivalents.

	As of September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$510,711	$—	$—	$510,711
U.S. government treasuries	110,021	318	—	110,339
Corporate bonds	80,517	400	562	80,355
Government guaranteed debt	70,725	435	—	71,160
U.S. agency securities	57,232	308	—	57,540
Supranational and sovereign debt	10,247	23	—	10,270
Mortgages (including agencies and corporate)	7,576	—	1,181	6,395
Asset backed obligations	5,469	—	960	4,509
Commercial paper and certificates of deposit	17,092	—	882	16,210

Total(2)	$869,590	$1,484	$3,585	$867,489

(2)	As of September 30, 2011, $342,099 of securities were classified as short term interest-bearing investments and $525,390 of securities were classified as cash and cash equivalents.

Cumulative roll forward of credit losses

Balance as of October 1, 2010	$1,587
Credit loss on debt securities for which an other-than-temporary impairment was not previously recognized	73
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	289
Reduction of credit loss for securities realized during the period	(1,221)

Balance as of September 30, 2011	728
Credit loss on debt securities for which an other-than-temporary impairment was not previously recognized	299
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	4
Reduction of credit loss for securities realized during the period	(213)

Balance as of September 30, 2012	$818

Available for sale securities debt maturities market value

Market Value
Due within one year	$620,386
1 to 2 years	54,214
2 to 3 years	42,903
3 to 4 years	374
Thereafter	9,741

$727,618

Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2012
Derivative Financial Instruments [Abstract]
Notional amounts of derivative instruments

Notional Value*
Foreign exchange contracts	$950,170

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

Fair value of the open foreign currency exchange contracts

	As of
	September 30,
	2012	2011
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$855	$3,800
Other noncurrent assets	1,453	597
Accrued expenses and other current liabilities	(20,087)	(14,292)
Other noncurrent liabilities	(4,166)	(4,622)

	(21,945)	(14,517)
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	1,507	9,411
Accrued expenses and other current liabilities	(3,490)	(5,164)

	(1,983)	4,247

Net fair value	$(23,928)	$(10,270)

Effect of cash flow hedging instruments

	Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion) Year Ended September 30,
	2012	2011	2010
Line item in statements of income:
Revenue	$3,091	$(2,410)	$(3,466)
Cost of service	(21,504)	11,244	9,131
Research and development	(2,928)	2,477	2,490
Selling, general and administrative	(3,395)	2,220	1,306

Total	$(24,736)	$13,531	$9,461

Changes in net unrealized (losses) gains on cash flow hedges

	Year Ended September 30,
	2012	2011	2010
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	$(14,437)	$6,002	$12,936
Changes associated with hedging transactions, net of tax	(26,108)	(8,483)	1,204
Reclassification into earnings, net of tax	22,603	(11,956)	(8,138)

Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$(17,942)	$(14,437)	$6,002

Effect of non-designated as hedging instruments

	Gains (Losses) Recognized in Income Year Ended September 30,
	2012	2011	2010
Line item in statements of income:
Revenue	$(302)	$(2,060)	$(2,461)
Cost of service	(1,548)	(1,301)	1,464
Research and development	(319)	151	280
Selling, general and administrative	(518)	(254)	339
Interest and other expense, net	(1,250)	1,713	(1,613)
Income taxes	506	(311)	(489)

Total	$(3,431)	$(2,062)	$(2,480)

Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2012
Accounts Receivable, Net [Abstract]
Accounts receivable, net

	As of September 30,
	2012	2011
Accounts receivable — billed	$573,090	$509,371
Accounts receivable — unbilled(1)	130,697	72,048
Less — allowances	(16,564)	(15,566)

Accounts receivable, net	$687,223	$565,853

(1)	The increase in accounts receivable unbilled during fiscal year 2012, was primarily attributable to timing differences between delivery and invoicing milestones related to implementation and integration projects, as well as to managed services arrangements.

Equipment and Leasehold Improvements, Net (Tables)	12 Months Ended
Sep. 30, 2012
Equipment and Leasehold Improvements, Net [Abstract]
Components of equipment and leasehold improvements, net

	As of September 30,
	2012	2011
Computer equipment	$967,381	$866,691
Leasehold improvements	174,568	164,781
Furniture, fixtures and other	59,972	57,710

	1,201,921	1,089,182
Less accumulated depreciation	(924,014)	(830,780)

	$277,907	$258,402

Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets, Net [Abstract]
Details of total goodwill

As of October 1, 2010	$1,637,416
Goodwill resulting from an immaterial acquisition(1)	103,586
Other	(1,270)

As of September 30, 2011	1,739,732
Other	2,054

As of September 30, 2012	$1,741,786

(1)

During fiscal 2011, the Company acquired Bridgewater Systems (“Bridgewater”), a provider of policy management and network control solutions. In allocating the total preliminary purchase price for Bridgewater, based on estimated fair values, the Company recorded $103,586 of goodwill, $16,900 of core technology amortized over 8 years, $22,899 of customer arrangements amortized over 10 years and $2,329 of other intangible assets amortized over 5 years.

Amortization expense on intangible assets

	Year Ended September 30,
	2012	2011	2010
Cost of service	$1,609	$1,609	$1,533
Amortization of purchased intangible assets	50,535	65,958	82,441

Total	$52,144	$67,567	$83,974

Details of total purchased intangible assets

	Estimated Useful Life (in years)	Gross	Accumulated Amortization	Net
September 30, 2012
Core technology	4-8	$381,056	$(332,322)	$48,734
Customer arrangements	6-15	327,207	(245,119)	82,088
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	2-10	23,082	(12,626)	10,456

Total		$783,341	$(642,063)	$141,278

September 30, 2011
Core technology	4-8	$381,056	$(311,541)	$69,515
Customer arrangements	6-15	327,207	(215,961)	111,246
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	2-10	23,082	(10,421)	12,661

Total		$783,341	$(589,919)	$193,422

Estimated future amortization expense

Amount
Fiscal year:
2013	$35,787
2014	26,493
2015	21,736
2016	18,590
2017	15,827
Thereafter	22,845

Total	$141,278

Other Noncurrent Assets (Tables)	12 Months Ended
Sep. 30, 2012
Other Noncurrent Assets [Abstract]
Other noncurrent assets

	As of September 30,
	2012	2011
Funded employee benefit costs(1)	$137,299	$137,515
Deferred costs(2)	71,089	94,546
Long term accounts receivable-unbilled	17,198	32,657
Prepaid expense	10,344	31,894
Other	79,986	45,913

	$315,916	$342,525

(1)	Please see Note 18 to the consolidated financial statements.
(2)	Please see Note 2 to the consolidated financial statements.

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Provision (benefit) for income taxes

	Year Ended September 30,
	2012	2011	2010
Current	$55,010	$47,790	$60,529
Deferred	(4,857)	1,252	(19,137)

	$50,153	$49,042	$41,392

Components of deferred tax assets and liabilities

	As of September 30,
	2012	2011
Deferred tax assets:
Deferred revenue	$38,214	$40,436
Employee compensation and benefits	74,248	65,320
Intangible assets, computer software and intellectual property	13,747	16,882
Tax credits, net capital and operating loss carryforwards	169,091	204,594
Other	36,826	24,758

Total deferred tax assets	332,126	351,990
Valuation allowances(1)	(117,011)	(137,836)

Total deferred tax assets, net	215,115	214,154

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(40,175)	(36,640)
Intangible assets, computer software and intellectual property	(101,583)	(106,408)
Other	(28,131)	(34,784)

Total deferred tax liabilities	(169,889)	(177,832)

Net deferred tax assets	$45,226	$36,322

(1)	Subsequent releases of the valuation allowances, if any, will be recognized through earnings.

Effective income tax rate varied from the statutory Guernsey tax rate

	Year Ended September 30,
	2012	2011	2010
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes	11	12	11

Effective income tax rate	11%	12%	11%

Aggregate changes in balance of Company's gross unrecognized tax benefits

	Year Ended September 30,
	2012	2011
Balance at beginning of fiscal year	$132,861	$118,662
Additions based on tax positions related to the current year	20,183	19,849
Additions for tax positions of prior years	4,918	3,548
Reductions for tax positions of prior years	(5,527)	—
Settlements with tax authorities	(3,290)	(5,231)
Lapse of statute of limitations	(15,271)	(3,967)

Balance at end of fiscal year	$133,874	$132,861

Other Noncurrent Liabilities (Tables)	12 Months Ended
Sep. 30, 2012
Other Noncurrent Liabilities [Abstract]
Other noncurrent liabilities

	As of September 30,
	2012	2011
Accrued employees costs(1)	$180,563	$181,890
Noncurrent deferred revenue	30,988	80,560
Accrued pension liability(2)	21,373	14,926
Other	11,744	14,644

	$244,668	$292,020

(1)	Primarily severance pay liability in accordance with Israeli law. Please see Note 18 to the consolidated financial statements.
(2)	Primarily relates to funded status of non-contributory defined benefit plans. Please see Note 18 to the consolidated financial statements.

Interest and Other Expense, Net (Tables)	12 Months Ended
Sep. 30, 2012
Interest and other expense, net [Abstract]
Interest and other expense, net

	Year Ended September 30,
	2012	2011	2010
Interest income	$(5,478)	$(6,180)	$(7,670)
Interest expense	3,175	2,882	3,135
Foreign exchange loss	7,378	9,737	5,551
Gain on sale of investments(1)	(9,172)	—	—
Loss from divestiture of a subsidiary(2)	—	—	23,399
Other, net	5,045	2,218	720

	$948	$8,657	$25,135

(1)	Includes primarily a gain on sale of minority interest in Longshine Information Technology Company Ltd. (“Longshine”) – see Note 16 to the consolidated financial statements.
(2)	Includes loss from divestiture of the Company’s majority stake in Longshine - see Note 16 to the consolidated financial statements.

Contingencies (Tables)	12 Months Ended
Sep. 30, 2012
Contingencies [Abstract]
Future Minimum Non-cancellable Lease Payments

For the years ended September 30,
2013	$57,942
2014	43,922
2015	34,821
2016	28,240
2017	21,972
Thereafter	49,156

$236,053

Stock Option and Incentive Plan (Tables)	12 Months Ended
Sep. 30, 2012
Stock Option and Incentive Plan [Abstract]
Summary of option activity

	Number of Share Options	Weighted Average Exercise Price
Outstanding as of October 1, 2011	20,446	$28.64
Granted	3,672	29.08
Exercised	(3,585)	24.17
Forfeited	(2,879)	30.91

Outstanding as of September 30, 2012(1)	17,654	$29.27

Exercisable as of September 30, 2012(1)	9,510	$30.44

(1)	At September 30, 2012, the weighted average remaining contractual life of outstanding and exercisable options was 6.57 and 4.99 years, respectively.

Summary of Restricted Shares Activity

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2011	1,734	$27.80
Granted	637	28.96
Vested	(526)	27.74
Forfeited	(172)	26.77

Outstanding as of September 30, 2012	1,673	$28.36

Stock options outstanding

Outstanding				Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 0.38 — 19.12	840	5.76	$16.52	562	$16.34
19.94 — 26.38	1,259	3.95	23.32	907	24.14
26.43 — 26.57	1,661	8.03	26.56	377	26.56
26.68 — 28.59	2,655	5.90	27.78	1,542	27.79
28.66 — 29.14	3,385	8.75	28.89	408	29.09
29.19 — 32.12	2,792	7.84	30.16	789	31.50
32.15 — 33.16	2,673	5.22	33.07	2,636	33.08
33.74 — 35.00	1,285	5.02	34.81	1,185	34.79
35.45 — 39.60	1,104	4.73	36.62	1,104	36.62

Employee equity-based compensation pre-tax expense

	Year Ended September 30,
	2012	2011	2010
Cost of service	$22,641	$14,641	$20,061
Research and development	4,320	2,701	4,218
Selling, general and administrative	16,468	19,289	20,176

Total	$43,429	$36,631	$44,455

Assumptions used in calculating fair value of options

	Year Ended September 30,
	2012	2011	2010
Risk-free interest rate(1)	0.70%	1.50%	1.98%
Expected life of stock options(2)	4.50	4.50	4.32
Expected volatility(3)	28.5%	30.5%	31.5%
Expected dividend yield(4)	0.02%	None	None
Fair value per option	$7.18	$7.76	$7.66

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.

(2)	Expected life of stock options is based upon historical experience.

(3)	Expected volatility is based on blended volatility. Please see Note 2 to the consolidated financial statements.

(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.

Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Computation of basic and diluted earnings per share

	Year Ended September 30,
	2012	2011	2010
Numerator:
Numerator for diluted earnings per share	$391,371	$346,665	$343,906

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	168,275	185,213	202,584
Effect of assumed conversion of 0.50% convertible notes	24	24	24
Effect of dilutive stock options granted	1,138	1,322	1,468

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	169,437	186,559	204,076

Basic earnings per share	$2.33	$1.87	$1.70

Diluted earnings per share	$2.31	$1.86	$1.69

Segment Information and Sales to Significant Customers (Tables)	12 Months Ended
Sep. 30, 2012
Segment Information and Sales to Significant Customers [Abstract]
Summary of revenue and long-lived assets by geographic area

	Year Ended September 30,
	2012	2011	2010
Revenue
North America (Mainly United States)	$2,266,110	$2,333,096	$2,261,925
Europe	441,731	403,115	353,239
Rest of the world	539,062	441,517	369,059

Total	$3,246,903	$3,177,728	$2,984,223

	As of September 30,
	2012	2011	2010
Long-lived Assets(1)
North America (Mainly United States)	$83,645	$102,739	$129,929
Europe	65,746	47,717	35,353
Rest of the world:
Israel	51,086	45,669	40,717
India	29,401	35,071	36,322
Others	48,029	27,206	15,952

Total	$277,907	$258,402	$258,273

(1)	Includes equipment and leasehold improvements.

Revenue and Customer Information

	Year Ended September 30,
	2012	2011	2010
Customer experience systems	$3,066,170	$2,978,288	$2,775,271
Directory	180,733	199,440	208,952

Total	$3,246,903	$3,177,728	$2,984,223

Summary of the percentage of sales to significant customers groups

	Year Ended September 30,
	2012	2011	2010
Customer 1	26%	29%	29%
Customer 2	10	11	12
Customer 3	*	10	10

*	Represents an amount of less than 10%.

Selected Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2012
Selected Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations

	September 30,	June 30,	March 31,	December 31,
2012
Revenue	$822,128	$808,837	$808,928	$807,010
Operating income	113,501	110,051	109,872	109,048
Net income	98,021	98,749	101,870	92,731
Basic earnings per share	0.60	0.59	0.60	0.54
Diluted earnings per share	0.60	0.59	0.60	0.53
2011
Revenue	$812,203	$801,409	$788,935	$775,181
Operating income	104,552	105,672	106,556	87,584
Net income	87,379	91,785	94,110	73,391
Basic earnings per share	0.49	0.50	0.50	0.38
Diluted earnings per share	0.49	0.50	0.50	0.38

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Sep. 30, 2012 Customers	Sep. 30, 2011 Customers	Sep. 30, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Dividend declared	$ 0.13	$ 0.13
Authorized first quarterly cash dividend payment		$ 21,120
Revenue from third-party sales		Less than 10%	Less than 10%	Less than 10%
Number of customers with an accounts receivable balance of 10% or more of total accounts receivable		2	2
Percentage threshold for concentration of credit risk, accounts receivable disclosure		10.00%	10.00%
Aggregate accounts receivable of 10% or more of total accounts receivable		28.00%	35.30%
Concentration of credit risk, accounts receivable		As of September 30, 2012, the Company had two customer, including their subsidiaries, with accounts receivable balance of 10% or more of total accounts receivable, aggregating 28.0%, which was lower than their respective portion of total revenue.	As of September 30, 2011, the Company had two customers, including their subsidiaries, with accounts receivable balance of 10% or more of total accounts receivable, aggregating 35.3%, which was lower than their respective portion of total revenue.
Dividends payable date declared	Nov 6, 2012	Jul 31, 2012
Dividend payable date to be paid	Jan 18, 2013	Oct 19, 2012
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets		3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets		10 years	10 years

Fair Value Measurement (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	$ 727,618	$ 867,489
Derivative financial instruments, net	(23,928)	(10,270)
Total	703,690	857,219
Level 1 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	584,554	631,155
Total	584,554	631,155
Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	143,064	236,334
Derivative financial instruments, net	(23,928)	(10,270)
Total	119,136	226,064
Money market funds [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	485,012	510,711
Money market funds [Member] | Level 1 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	485,012	510,711
U.S. government treasuries [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	93,387	110,339
U.S. government treasuries [Member] | Level 1 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	93,387	110,339
Corporate bonds [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	60,923	80,355
Corporate bonds [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	60,923	80,355
Government guaranteed debt [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	32,689	71,160
Government guaranteed debt [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	32,689	71,160
U.S. agency securities [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	27,756	57,540
U.S. agency securities [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	27,756	57,540
Supranational and sovereign debt [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	11,644	10,270
Supranational and sovereign debt [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	11,644	10,270
Mortgages (including agencies and corporate) [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	5,134	6,395
Mortgages (including agencies and corporate) [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	5,134	6,395
Asset backed obligations [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	3,417	4,509
Asset backed obligations [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	3,417	4,509
Commercial paper and certificates of deposit [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	7,656	16,210
Commercial paper and certificates of deposit [Member] | Level 1 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	6,155	10,105
Commercial paper and certificates of deposit [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	$ 1,501	$ 6,105

Available-For-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Interest-bearing investments in available-for-sale securities
Amortized Cost	$ 727,602	$ 869,590
Gross Unrealized Gains	1,045	1,484
Gross Unrealized Losses	1,029	3,585
Fair Value	727,618	867,489
Money market funds [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	485,012	510,711
Fair Value	485,012	510,711
U.S. government treasuries [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	93,255	110,021
Gross Unrealized Gains	132	318
Fair Value	93,387	110,339
Corporate bonds [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	60,350	80,517
Gross Unrealized Gains	573	400
Gross Unrealized Losses		562
Fair Value	60,923	80,355
Government guaranteed debt [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	32,484	70,725
Gross Unrealized Gains	205	435
Fair Value	32,689	71,160
U.S. agency securities [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	27,637	57,232
Gross Unrealized Gains	119	308
Fair Value	27,756	57,540
Supranational and sovereign debt [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	11,628	10,247
Gross Unrealized Gains	16	23
Fair Value	11,644	10,270
Mortgages (including agencies and corporate) [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	5,780	7,576
Gross Unrealized Losses	646	1,181
Fair Value	5,134	6,395
Asset backed obligations [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	3,800	5,469
Gross Unrealized Losses	383	960
Fair Value	3,417	4,509
Commercial paper and certificates of deposit [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	7,656	17,092
Gross Unrealized Losses		882
Fair Value	$ 7,656	$ 16,210

Available-For-Sale Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cumulative roll forward of credit losses
Beginning Balance	$ 728	$ 1,587
Credit loss on debt securities for which an other-than-temporary impairment was not previously recognized	299	73
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	4	289
Reduction of credit loss for securities realized during the period	(213)	(1,221)
Ending Balance	$ 818	$ 728

Available-For-Sale Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Available for sale securities debt maturities market value
Due within one year	$ 620,386
1 to 2 years	54,214
2 to 3 years	42,903
3 to 4 years	374
Thereafter	9,741
Total	$ 727,618

Available-For-Sale Securities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Available for Sale Securities (Textual) [Abstract]
Period in which a significant portion of unrealized losses held in continuous position	12 months or greater
Unrealized losses included in accumulated other comprehensive (loss) income, that were related to securities for which credit losses were recognized and that were considered other-than-temporarily impaired securities	$ 576
Cash and Cash Equivalents [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available-for-sale Securities	488,599	525,390
Maturity period of Short-term interest bearing securities included in cash and cash equivalents	90 days or less
Short-term Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available-for-sale Securities	$ 239,019	$ 342,099
Maturity period of Short-term interest bearing securities included in cash and cash equivalents	longer than 90 days

Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Notional amounts of derivative instruments
Foreign exchange contracts	$ 950,170

Derivative Financial Instruments (Details 1) (Foreign Exchange Contract [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair value of the open foreign currency exchange contracts
Net fair value	$ (23,928)	$ (10,270)
Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Net fair value	(21,945)	(14,517)
Derivatives not designated as hedging instruments [member]
Fair value of the open foreign currency exchange contracts
Net fair value	(1,983)	4,247
Prepaid expenses and other current assets [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Asset	855	3,800
Prepaid expenses and other current assets [Member] | Derivatives not designated as hedging instruments [member]
Fair value of the open foreign currency exchange contracts
Derivative Asset	1,507	9,411
Other noncurrent assets [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Asset	1,453	597
Accrued expenses and other current liabilities [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Liability	(20,087)	(14,292)
Accrued expenses and other current liabilities [Member] | Derivatives not designated as hedging instruments [member]
Fair value of the open foreign currency exchange contracts
Derivative Liability	(3,490)	(5,164)
Other noncurrent liabilities [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Liability	$ (4,166)	$ (4,622)

Derivative Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	$ (24,736)	$ 13,531	$ 9,461
Revenue [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	3,091	(2,410)	(3,466)
Cost of service [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	(21,504)	11,244	9,131
Research and development [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	(2,928)	2,477	2,490
Selling, general and administrative [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	$ (3,395)	$ 2,220	$ 1,306

Derivative Financial Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Changes in net unrealized (losses) gains on cash flow hedges
Reclassification into earnings, net of tax	$ (22,603)	$ 11,956	$ 8,138
Foreign Exchange Contract [Member]
Changes in net unrealized (losses) gains on cash flow hedges
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	(14,437)	6,002	12,936
Changes associated with hedging transactions, net of tax	(26,108)	(8,483)	1,204
Reclassification into earnings, net of tax	22,603	(11,956)	(8,138)
Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$ (17,942)	$ (14,437)	$ 6,002

Derivative Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ (3,431)	$ (2,062)	$ (2,480)
Revenue [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(302)	(2,060)	(2,461)
Cost of service [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(1,548)	(1,301)	1,464
Research and development [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(319)	151	280
Selling, general and administrative [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(518)	(254)	339
Interest and other expense, net [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(1,250)	1,713	(1,613)
Income taxes [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ 506	$ (311)	$ (489)

Derivative Financial Instruments (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Derivative Financial Instruments (Textual) [Abstract]
Maximum amount of loss due to credit risk	$ 1,086
Maximum length of time hedged in cash flow hedge	2 years
Maximum maturity period of significant portion of forward and option contracts outstanding	12 months
Aggregate gain reclassified from other comprehensive (loss) income, net of taxes	(22,603)	11,956	8,138
Typical maturity period in which other risk derivatives outstanding	less than 12 months
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges recorded in accumulated other comprehensive (loss) income	(17,942)	(14,437)	6,002	12,936
(Losses) from cash flow hedges recognized in other comprehensive (loss) income	(30,730)	(8,497)	990
(Losses) gains from cash flow hedges recognized in other comprehensive (loss) income, net of taxes	(26,108)	(8,483)	1,204
Foreign currency cash flow hedge, reclassified into earnings within next 12 months	15,964
Derivative Financial Instruments (Textual) [Abstract]
Aggregate gain reclassified from other comprehensive (loss) income, net of taxes	$ 22,603	$ (11,956)	$ (8,138)

Accounts Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accounts receivable, net
Accounts receivable - billed	$ 573,090	$ 509,371
Accounts receivable - unbilled	130,697	72,048
Less-allowances	(16,564)	(15,566)
Accounts receivable, net	$ 687,223	$ 565,853

Equipment and Leasehold Improvements, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	$ 1,201,921	$ 1,089,182
Less accumulated depreciation	(924,014)	(830,780)
Equipment and leasehold improvements, net	277,907	258,402	258,273
Equipment and leasehold improvements, net (Textual) [Abstract]
Depreciation expense	107,470	113,910	111,966
Unamortized software assets	57,960	40,993
Computer Equipment [Member]
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	967,381	866,691
Leaseholds improvements [Member]
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	174,568	164,781
Furniture, Fixtures and Other [Member]
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	$ 59,972	$ 57,710

Goodwill and Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Details of total goodwill
Goodwill, Beginning Balance	$ 1,739,732	$ 1,637,416
Goodwill resulting from immaterial acquisition		103,586
Other	2,054	(1,270)
Goodwill, Ending Balance	$ 1,741,786	$ 1,739,732

Goodwill and Intangible Assets, Net (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Amortization expense on intangible assets
Cost of service	$ 1,609	$ 1,609	$ 1,533
Amortization of purchased intangible assets	50,535	65,958	82,441
Total	$ 52,144	$ 67,567	$ 83,974

Goodwill and Intangible Assets, Net (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Details of total purchased intangible assets
Gross	783,341	783,341
Accumulated Amortization	(642,063)	(589,919)
Total	141,278	193,422
Core technology [Member]
Details of total purchased intangible assets
Gross	381,056	381,056
Accumulated Amortization	(332,322)	(311,541)
Total	48,734	69,515
Core technology [Member] | Minimum [Member]
Details of total purchased intangible assets
Estimated useful life	4 years	4 years
Core technology [Member] | Maximum [Member]
Details of total purchased intangible assets
Estimated useful life	8 years	8 years
Customer arrangements [Member]
Details of total purchased intangible assets
Gross	327,207	327,207
Accumulated Amortization	(245,119)	(215,961)
Total	82,088	111,246
Customer arrangements [Member] | Minimum [Member]
Details of total purchased intangible assets
Estimated useful life	6 years	6 years
Customer arrangements [Member] | Maximum [Member]
Details of total purchased intangible assets
Estimated useful life	15 years	15 years
Intellectual property rights and purchased computer software [Member]
Details of total purchased intangible assets
Gross	51,996	51,996
Accumulated Amortization	(51,996)	(51,996)
Other [Member]
Details of total purchased intangible assets
Gross	23,082	23,082
Accumulated Amortization	(12,626)	(10,421)
Total	10,456	12,661
Other [Member] | Minimum [Member]
Details of total purchased intangible assets
Estimated useful life	2 years	2 years
Other [Member] | Maximum [Member]
Details of total purchased intangible assets
Estimated useful life	10 years	10 years

Goodwill and Intangible Assets, Net (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Estimated future amortization expense
2013	$ 35,787
2014	26,493
2015	21,736
2016	18,590
2017	15,827
Thereafter	22,845
Total	$ 141,278	$ 193,422

Goodwill and Intangible Assets, Net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 segments	Sep. 30, 2011	Sep. 30, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization of purchased intangible assets and other	$ 52,229	$ 72,646	$ 86,703
Goodwill and Intangible Assets, Net (Textual) [Abstract]
Goodwill resulting from immaterial acquisition		103,586
Impairment of goodwill	0	0	0
Number of operating segments	1
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets		8 years
Amortization of purchased intangible assets and other		16,900
Customer arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets		10 years
Amortization of purchased intangible assets and other		22,899
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets		5 years
Amortization of purchased intangible assets and other		$ 2,329

Other Noncurrent Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Other noncurrent assets
Funded employee benefit costs	$ 137,299	$ 137,515
Deferred costs	71,089	94,546
Long term accounts receivable - unbilled	17,198	32,657
Prepaid expense	10,344	31,894
Other	79,986	45,913
Other noncurrent assets	$ 315,916	$ 342,525

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Provision (benefit) for income taxes
Current	$ 55,010	$ 47,790	$ 60,529
Deferred	(4,857)	1,252	(19,137)
Income taxes	50,153	49,042	41,392
Deferred tax assets:
Deferred revenue	38,214	40,436
Employee compensation and benefits	74,248	65,320
Intangible assets, computer software and intellectual property	13,747	16,882
Tax credits, net capital and operating loss carryforwards	169,091	204,594
Other	36,826	24,758
Total deferred tax assets	332,126	351,990
Valuation allowances	(117,011)	(137,836)
Total deferred tax assets, net	215,115	214,154
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(40,175)	(36,640)
Intangible assets, computer software and intellectual property	(101,583)	(106,408)
Other	(28,131)	(34,784)
Total deferred tax liabilities	(169,889)	(177,832)
Net deferred tax assets	45,226	36,322
Effective income tax rate varied from the statutory Guernsey tax rate
Statutory Guernsey tax rate (percentage)	0.00%	0.00%	0.00%
Foreign taxes (percentage)	11.00%	12.00%	11.00%
Effective income tax rate	11.00%	12.00%	11.00%
Aggregate changes in balance of Company's gross unrecognized tax benefits
Unrecognized tax benefits, Beginning balance	132,861	118,662
Additions based on tax positions related to the current year	20,183	19,849
Additions for tax positions of prior years	4,918	3,548
Reduction for tax positions of prior years	(5,527)
Settlements with tax authorities	(3,290)	(5,231)
Lapse of statute of limitations	(15,271)	(3,967)
Unrecognized tax benefits, Ending balance	$ 133,874	$ 132,861	$ 118,662

Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes (Textual) [Abstract]
Corporate tax rate of the company	0.00%	0.00%	0.00%
Net decrease in valuation allowances	$ 20,825	$ 31,093
Valuation allowances charged to other accounts		12,625
Tax credits, net capital and operating loss carryforwards	503,666	591,392
Tax credits, net capital and operating loss carryforwards having expiration date	162,844	162,973
Tax credits, net capital and operating loss carryforwards expiration date	Through 2032 for $162,844 in net operating losses	Through 2031 for $162,973 in net operating losses
Gross unrecognized tax benefits	133,874	132,861	118,662
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	18,704	17,973
Accrued income taxes payable recognized in the statement of income	731	2,403
Expected decrease in unrecognized tax benefits within next 12 months	$ 30,143

Repurchase of Shares (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Nov. 30, 2012 2012 Plan [Member]	Sep. 30, 2012 2012 Plan [Member]	Feb. 28, 2011 2011 Plan [Member]	Sep. 30, 2012 2011 Plan [Member]	Sep. 30, 2011 2011 Plan [Member]	Apr. 30, 2010 2010 Plan [Member]	Sep. 30, 2012 2010 Plan [Member]
Repurchase of Shares (Textual) [Abstract]
Repurchase of outstanding ordinary shares	In November 2012, the Company’s board of directors adopted a share repurchase plan authorizing the repurchase of up to $500,000 of company's outstanding ordinary shares		In February 2011, the Company’s board of directors adopted a share repurchase plan authorizing the repurchase of up to $1,000,000 of the Company’s outstanding ordinary shares over the following 24 months.			In April 2010, the Company’s board of directors authorized a share repurchase plan allowing the repurchase of up to $700,000 of its outstanding ordinary shares over the following 12 months.
Period of outstanding ordinary shares (in months)				24 months			12 months
Share Repurchase Program, Authorized Amount	$ 500,000		$ 1,000,000			$ 700,000
Repurchase of shares, Shares		16,288			21,866
Average price at which ordinary shares are repurchased		$ 29.74			$ 28.53
Remaining authority to repurchase outstanding ordinary shares				$ 202,776

Financing Arrangements (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended
	Oct. 31, 2012	Sep. 30, 2012	Oct. 31, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Financing Arrangements (Textual) [Abstract]
Unsecured five-year revolving credit facility		$ 500,000		$ 500,000	$ 500,000	$ 500,000
Borrowings under the revolving credit facility		200,000		250,000
Payments under financing arrangements	200,000		250,000		250,000	200,000
Outstanding letters of credit and bank guarantees					67,182
Outstanding leasing obligations					$ 630

Other Noncurrent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Noncurrent liabilities and other
Accrued employees costs	$ 180,563	$ 181,890
Noncurrent deferred revenue	30,988	80,560
Accrued pension liability	21,373	14,926
Other	11,744	14,644
Other noncurrent liabilities	$ 244,668	$ 292,020

Interest and Other Expense, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest and other expense, net
Interest income	$ (5,478)	$ (6,180)	$ (7,670)
Interest expense	3,175	2,882	3,135
Foreign exchange loss	7,378	9,737	5,551
Gain on sale of investments	(9,172)
Loss from divestiture of a subsidiary			23,399
Other, net	5,045	2,218	720
Total	$ 948	$ 8,657	$ 25,135

Divestiture of a Subsidiary (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Sep. 30, 2010	Sep. 30, 2012 Subsidiaries [Member]	Sep. 30, 2010 Subsidiaries [Member]
Divestiture of a Subsidiary (Textual) [Abstract]
Percentage of Company's Stake divested in Longshine Information Technology Company Ltd., its Chinese subsidiary	81.00%
Proceeds from divestiture of subsidiary	$ 26,730
Loss from divestiture of a subsidiary		$ (23,399)	$ 6,270	$ (23,399)

Contingencies (Details) (Office space [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Office space [Member]
Future Minimum Non-cancellable Lease Payments
2013	$ 57,942
2014	43,922
2015	34,821
2016	28,240
2017	21,972
Thereafter	49,156
Total	$ 236,053

Contingencies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Contingencies (Textual) [Abstract]
Committed future sublease income, 2013	$ 2,235
Committed future sublease income, 2014	1,030
Committed future sublease income, 2015	379
Committed future sublease income, 2016	0
Committed future sublease income, 2017	0
Rent expense, net of sublease income	$ 41,488	$ 40,104	$ 40,560
Product warranty, limited warranty period offered	90 days

Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Employee Benefits (Textual) [Abstract]
Severance expenses	$ 24,611	$ 28,054	$ 19,570
Excess percentage of net actuarial gain (loss)	The excess of the net actuarial gain (loss) over 10% of the greater of the benefit obligation and the market-related value of plan assets is amortized over the average remaining service period of active employees.

Stock Option and Incentive Plan (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Summary of option activity
Number of Options, Outstanding, Beginning Balance	20,446
Number of Options, Granted	3,672
Number of Option, Exercised	(3,585)
Number of Options, Forfeited	(2,879)
Number of Options, Outstanding, Ending Balance	17,654
Number of Options, Exercisable	9,510
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 28.64
Weighted Average Exercise Price, Granted	$ 29.08
Weighted Average Exercise Price, Exercised	$ 24.17
Weighted Average Exercise Price, Forfeited	$ 30.91
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 29.27
Weighted Average Exercise Price, Outstanding, Exercisable	$ 30.44
Summary of Restricted Stock Units activity
Number of Restricted Stock, Beginning Balance	1,734
Number of Restricted Stock, Granted	637
Number of Restricted Stock, Vested	(526)
Number of Restricted Stock, Forfeited	(172)
Number of Restricted Stock, Ending Balance	1,673
Restricted stock, Weighted Average Grant Date Fair Value, Beginning Balance	$ 27.8
Restricted stock, Weighted Average Grant Date Fair Value, Granted	$ 28.96
Restricted stock, Weighted Average Grant Date Fair Value, Vested	$ 27.74
Restricted stock, Weighted Average Grant Date Fair Value, Forfeited	$ 26.77
Restricted stock, Weighted Average Grant Date Fair Value, Ending Balance	$ 28.36

Stock Option and Incentive Plan (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Exercise price range one [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 0.38
Exercise Price, Upper Range	$ 19.12
Number of options outstanding	840
Weighted Average Remaining Contractual Life (in Years)	5 years 9 months 4 days
Weighted Average Exercise Price, Outstanding	$ 16.52
Number of Options, Exercisable	562
Weighted Average Exercise Price, Exercisable	$ 16.34
Exercise price range two [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 19.94
Exercise Price, Upper Range	$ 26.38
Number of options outstanding	1,259
Weighted Average Remaining Contractual Life (in Years)	3 years 11 months 12 days
Weighted Average Exercise Price, Outstanding	$ 23.32
Number of Options, Exercisable	907
Weighted Average Exercise Price, Exercisable	$ 24.14
Exercise price range three [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 26.43
Exercise Price, Upper Range	$ 26.57
Number of options outstanding	1,661
Weighted Average Remaining Contractual Life (in Years)	8 years 11 days
Weighted Average Exercise Price, Outstanding	$ 26.56
Number of Options, Exercisable	377
Weighted Average Exercise Price, Exercisable	$ 26.56
Exercise price range four [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 26.68
Exercise Price, Upper Range	$ 28.59
Number of options outstanding	2,655
Weighted Average Remaining Contractual Life (in Years)	5 years 10 months 24 days
Weighted Average Exercise Price, Outstanding	$ 27.78
Number of Options, Exercisable	1,542
Weighted Average Exercise Price, Exercisable	$ 27.79
Exercise price range five [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 28.66
Exercise Price, Upper Range	$ 29.14
Number of options outstanding	3,385
Weighted Average Remaining Contractual Life (in Years)	8 years 9 months
Weighted Average Exercise Price, Outstanding	$ 28.89
Number of Options, Exercisable	408
Weighted Average Exercise Price, Exercisable	$ 29.09
Exercise price range six [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 29.19
Exercise Price, Upper Range	$ 32.12
Number of options outstanding	2,792
Weighted Average Remaining Contractual Life (in Years)	7 years 10 months 2 days
Weighted Average Exercise Price, Outstanding	$ 30.16
Number of Options, Exercisable	789
Weighted Average Exercise Price, Exercisable	$ 31.5
Exercise price range seven [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 32.15
Exercise Price, Upper Range	$ 33.16
Number of options outstanding	2,673
Weighted Average Remaining Contractual Life (in Years)	5 years 2 months 19 days
Weighted Average Exercise Price, Outstanding	$ 33.07
Number of Options, Exercisable	2,636
Weighted Average Exercise Price, Exercisable	$ 33.08
Exercise price range eight [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 33.74
Exercise Price, Upper Range	$ 35
Number of options outstanding	1,285
Weighted Average Remaining Contractual Life (in Years)	5 years 7 days
Weighted Average Exercise Price, Outstanding	$ 34.81
Number of Options, Exercisable	1,185
Weighted Average Exercise Price, Exercisable	$ 34.79
Exercise price range nine [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 35.45
Exercise Price, Upper Range	$ 39.82
Number of options outstanding	1,104
Weighted Average Remaining Contractual Life (in Years)	4 years 8 months 23 days
Weighted Average Exercise Price, Outstanding	$ 36.62
Number of Options, Exercisable	1,104
Weighted Average Exercise Price, Exercisable	$ 36.62

Stock Option and Incentive Plan (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Employee equity-based compensation pre-tax expense
Equity-based compensation expense	$ 43,429	$ 36,631	$ 44,455
Cost of service [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	22,641	14,641	20,061
Research and development [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	4,320	2,701	4,218
Selling, general and administrative [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	$ 16,468	$ 19,289	$ 20,176

Stock Option and Incentive Plan (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Assumptions used in calculating fair value of options
Risk-free interest rate	0.70%	1.50%	1.98%
Expected life of stock options (years)	4 years 6 months	4 years 6 months	4 years 3 months 26 days
Expected volatility	28.50%	30.50%	31.50%
Expected dividend yield	0.02%
Fair value per option	$ 7.18	$ 7.76	$ 7.66

Stock Option and Incentive Plan (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock Option and Incentive Plan (Textual) [Abstract]
Number of shares authorized to be granted, before amendment	55,300
Number of shares authorized to be granted, after amendment	62,300
Stock option awards, vesting period	4 years
Stock option awards, term	10 years
Weighted average remaining contractual life of outstanding options	6 years 6 months 26 days
Weighted average remaining contractual life of exercisable options	4 years 11 months 27 days
Total intrinsic value of options exercised	$ 22,929	$ 19,394	$ 8,262
Value of restricted shares vested	15,594	12,376	12,105
Aggregate intrinsic value of stock options outstanding	72,382
Aggregate intrinsic value of stock options exercisable	30,662
Total income tax benefit recognized for stock-based compensation	6,254	2,350	3,677
Unrecognized compensation expense related to unvested stock options and unvested restricted stock awards	$ 41,911
Unrecognized compensation expense Weighted average Period of recognition	1 year

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Numerator
Numerator for diluted earnings per share									$ 391,371	$ 346,665	$ 343,906
Denominator
Denominator for basic earnings per share - weighted average number of shares outstanding									168,275	185,213	202,584
Effect of assumed conversion of 0.50% convertible notes									24	24	24
Effect of dilutive stock options granted									1,138	1,322	1,468
Denominator for dilutive earnings per share - adjusted weighted average shares and assumed conversions									169,437	186,559	204,076
Basic earnings per share	$ 0.6	$ 0.59	$ 0.6	$ 0.54	$ 0.49	$ 0.5	$ 0.5	$ 0.38	$ 2.33	$ 1.87	$ 1.7
Diluted earnings per share	$ 0.6	$ 0.59	$ 0.6	$ 0.53	$ 0.49	$ 0.5	$ 0.5	$ 0.38	$ 2.31	$ 1.86	$ 1.69
Earnings Per Share (Textual) [Abstract]
Interest rate on Convertible senior notes	0.50%				0.50%				0.50%	0.50%	0.50%
Antidilutive outstanding stock options not included in the calculation of diluted earnings per share									12,313	14,970	16,201

Segment Information and Sales to Significant Customers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary of revenue by geographic area
Total revenue	$ 822,128	$ 808,837	$ 808,928	$ 807,010	$ 812,203	$ 801,409	$ 788,935	$ 775,181	$ 3,246,903	$ 3,177,728	$ 2,984,223
North America (Mainly United States) [Member]
Summary of revenue by geographic area
Total revenue									2,266,110	2,333,096	2,261,925
Europe [Member]
Summary of revenue by geographic area
Total revenue									441,731	403,115	353,239
Rest of the world [Member]
Summary of revenue by geographic area
Total revenue									$ 539,062	$ 441,517	$ 369,059

Segment Information and Sales to Significant Customers (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary of long-lived assets by geographic location
Total long-lived assets	$ 277,907	$ 258,402	$ 258,273
North America (Mainly United States) [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	83,645	102,739	129,929
Europe [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	65,746	47,717	35,353
Rest of the world - Israel [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	51,086	45,669	40,717
Rest of the world - India [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	29,401	35,071	36,322
Rest of the world - Others [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	$ 48,029	$ 27,206	$ 15,952

Segment Information and Sales to Significant Customers (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenue and Customer Information
Total revenue	$ 822,128	$ 808,837	$ 808,928	$ 807,010	$ 812,203	$ 801,409	$ 788,935	$ 775,181	$ 3,246,903	$ 3,177,728	$ 2,984,223
Customer experience systems [Member]
Revenue and Customer Information
Total revenue									3,066,170	2,978,288	2,775,271
Directory [Member]
Revenue and Customer Information
Total revenue									$ 180,733	$ 199,440	$ 208,952

Segment Information and Sales to Significant Customers (Details 3)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Customer 1 [Member]
Summary of the percentage of sales to significant customer groups
Percentage of sales to significant customer groups	26.00%	29.00%	29.00%
Customer 2 [Member]
Summary of the percentage of sales to significant customer groups
Percentage of sales to significant customer groups	10.00%	11.00%	12.00%
Customer 3 [Member]
Summary of the percentage of sales to significant customer groups
Percentage of sales to significant customer groups		10.00%	10.00%

Segment Information and Sales to Significant Customers (Details Textual)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Information and Sales to Significant Customers (Textual) [Abstract]
Minimum percentage of sales to significant customer groups	10.00%	10.00%	10.00%

Selected Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Unaudited quarterly results of operations
Revenue	$ 822,128	$ 808,837	$ 808,928	$ 807,010	$ 812,203	$ 801,409	$ 788,935	$ 775,181	$ 3,246,903	$ 3,177,728	$ 2,984,223
Operating income	113,501	110,051	109,872	109,048	104,552	105,672	106,556	87,584	442,472	404,364	410,433
Net income	$ 98,021	$ 98,749	$ 101,870	$ 92,731	$ 87,379	$ 91,785	$ 94,110	$ 73,391	$ 391,371	$ 346,665	$ 343,906
Basic earnings per share	$ 0.6	$ 0.59	$ 0.6	$ 0.54	$ 0.49	$ 0.5	$ 0.5	$ 0.38	$ 2.33	$ 1.87	$ 1.7
Diluted earnings per share	$ 0.6	$ 0.59	$ 0.6	$ 0.53	$ 0.49	$ 0.5	$ 0.5	$ 0.38	$ 2.31	$ 1.86	$ 1.69

Subsequent Event (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Sep. 30, 2012
Subsequent Event (Textual) [Abstract]
Dividend declared	$ 0.13	$ 0.13
Authorized first quarterly cash dividend payment		$ 21,120
Dividends payable date declared	Nov 6, 2012	Jul 31, 2012
Dividend payable date to be paid	Jan 18, 2013	Oct 19, 2012

Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Valuation and Qualifying Accounts
Charged to other accounts		$ 12,625
Valuation and Qualifying Accounts (Textual) [Abstract]
Valuation allowances on deferred tax assets written off against the deferred tax assets	38,268	4,060	5,060
Allowances for accounts receivable acquired	640	1,488	1,503
Accounts Receivable Allowances [Member]
Valuation and Qualifying Accounts
Beginning Balance	15,566	11,428	9,878
Charged to costs and expenses	4,498	7,602	2,710
Charged to other accounts	1,659	3,620	2,832
Deductions	(5,159)	(7,084)	(3,992)
Ending Balance	16,564	15,566	11,428
Valuation Allowances on Net Deferred Tax Assets [Member]
Valuation and Qualifying Accounts
Beginning Balance	137,836	106,743	82,780
Charged to costs and expenses	23,708	24,372	18,344
Charged to other accounts		16,685	15,601
Deductions	(44,533)	(9,964)	(9,982)
Ending Balance	$ 117,011	$ 137,836	$ 106,743